     As filed with the Securities and Exchange Commission on March 29, 2005

                                         1933 Act Registration File No. 33-30975
                                        1940 Act Registration File No. 811-05875

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
        Pre-Effective Amendment No. _____                                    [ ]
        Post-Effective Amendment No. 19                                      [X]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
        Amendment No. 21

                        THE CROWLEY PORTFOLIO GROUP, INC.
               (Exact Name of Registrant as Specified in Charter)

                              3201-B Millcreek Road
                              Wilmington, DE 19808
               (Address of Principal Executive Offices) (Zip Code)

                                 (302) 994-4700
              (Registrant's Telephone Numbers, Including Area Code)

                          Robert A. Crowley, President
                        The Crowley Portfolio Group, Inc.
                              3201-B Millcreek Road
                              Wilmington, DE 19808
                     (Name and Address of Agent for Service)

                                   Copies to:

                               Bruce G. Leto, Esq.
                      Stradley Ronon Stevens and Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

 As soon as practicable after this Registration Statement is declared effective.
                 (Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b).
[ ] on (date) pursuant to paragraph (b).
[ ] 60 days after filing pursuant to paragraph (a)(1).
[ ] on (date) pursuant to paragraph (a)(1).
[ ] 75 days after filing pursuant to paragraph (a)(2).
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        THE CROWLEY PORTFOLIO GROUP, INC.

                                   PROSPECTUS

                                 March 29, 2005

THE CROWLEY INCOME PORTFOLIO
Investing to maximize current income,
consistent with prudent risk

THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO
Investing to achieve a high total return,
consistent with reasonable risk

                                               THE CROWLEY PORTFOLIO GROUP, INC.
                                                           3201-B Millcreek Road
                                                            Wilmington, DE 19808
                                                                  (302) 994-4700

The  Securities and Exchange  Commission  has not approved or disapproved  these securities  or  determined  if this  prospectus  is  truthful or  complete.  Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS
                                                                       Page

NOTICE OF PRIVACY POLICY                                                3
SUMMARY OF THE FUND                                                     4
    INVESTMENT OBJECTIVES AND STRATEGIES                                4
    PRINCIPAL INVESTMENT RISKS                                          5
PAST PERFORMANCE                                                        6
FEES AND EXPENSES OF THE PORTFOLIOS                                     9
INVESTMENT OBJECTIVES AND POLICIES                                      10
MAIN RISKS                                                              13
    LOWER-RATED, HIGH-RISK SECURITIES                                   13
    RISKS OF INVESTING IN OTHER INVESTMENT COMPANIES                    13
    UNDERLYING FUNDS                                                    14
MANAGEMENT OF THE FUND                                                  15
    INVESTMENT ADVISOR                                                  15
    PORTFOLIO MANAGER                                                   16
GENERAL OPERATIONS                                                      16
SHAREHOLDERS' INFORMATION                                               17
    DISCLOSURE OF PORTFOLIO HOLDINGS                                    17
    PRICING OF PORTFOLIO SHARES                                         17
    PROHIBITED EXCESSIVE TRADING                                        18
    PURCHASING SHARES                                                   18
    REDEEMING SHARES                                                    19
    REDEMPTION REQUIREMENTS                                             20
    WHEN SIGNATURE GUARANTEES ARE REQUIRED                              20
    REDEMPTIONS IN-KIND                                                 20
SPECIAL PLANS                                                           21
    RETIREMENT PLANS                                                    21
    EXCHANGE PRIVILEGE                                                  21
DIVIDENDS, DISTRIBUTIONS AND TAXES                                      21
FINANCIAL HIGHLIGHTS                                                    23
    CROWLEY INCOME PORTFOLIO                                            23
    CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO                            24
ADDITIONAL INFORMATION                                                  25

                                       2

                            NOTICE OF PRIVACY POLICY

The non-public  personal  information we have about you generally is provided by you when you complete an account  application or when you request a transaction.
This information includes:

o  Information  we  receive  from  you on or in  applications  or  other  forms, correspondence,  or  conversations,  including,  but not  limited to, your name, address, phone number, social security number, assets, income and date of birth;
and

o  Information  about  your  transactions  with us, our  affiliates,  or others, including, but not limited to, your account number and balance, payment history, and other financial information.

We  do  not  disclose  non-public   information  about  our  current  or  former
shareholders to non-affiliated  parties,  except as permitted or required by law for legal,  regulatory or other purposes.  Your information is used by us or our service  providers  primarily to complete  transactions  that you request and to service your  account.  Information  we have may be shared with  companies  that provide certain services to us, such as transfer agents, custodians or companies that may assist us in distribution of shareholder materials.  The companies that receive  information  from us about you are  authorized to use that  information only  for the  services  required  and are not  permitted  to  share or use this information for any other purpose.  We do not sell your personal  information to anyone.

We limit access of your non-public personal  information to individuals who need access to that  information  to provide  services to you. We maintain  physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial  intermediary, including,  but not limited to, a  broker-dealer,  bank, or trust  company,  the privacy  policy of your financial  intermediary  would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

                                       3

                        THE CROWLEY PORTFOLIO GROUP, INC.

                               SUMMARY OF THE FUND

The Crowley  Portfolio Group,  Inc. (the "Fund") currently offers two portfolios
-- The Crowley Income Portfolio and The Crowley Diversified Management Portfolio
(each a "Portfolio,"  and  collectively,  the  "Portfolios").  Each Portfolio is managed by Crowley &  Crowley Corp. (the "Investment  Advisor") and operates as a separate mutual fund.  Each portfolio has its own investment  objective and policies. There is no assurance that a Portfolio will achieve its objective.

Investment Objectives and Strategies

The Crowley Income Portfolio

Objective:   The  objective  of  The  Crowley  Income   Portfolio  (the  "Income
Portfolio") is to maximize current income, consistent with prudent risk.

Strategy:  The Income Portfolio invests primarily in a diversified  portfolio of fixed income securities.  The Income Portfolio also may invest its assets in all classes of securities  including dividend paying common stocks which it believes have better  income  potential  than fixed  income  securities.  The  Investment
Advisor selects the Income Portfolio's diversified group of securities for their high yields relative to risk involved. The Investment Advisor analyzes trends in economic and market  conditions by using a variety of technical and  fundamental indicators.  The trends are  determined  by the  Investment  Advisor in light of current and past  general  economic and market  conditions.  Some of the factors used in the analysis include: the direction of interest rates, trends in yields, fiscal and monetary policy,  economic growth,  inflation rates,  industry trends and various moving averages.

Fixed income securities are more dependent upon interest rate movements than are stocks.  When a general  rising trend in the fixed income market is  identified, the Income  Portfolio  will  position  itself in fixed income  securities.  If a general  rising  trend is  identified  in both the fixed  income  market and the equity  market,  the  Income  Portfolio  will  position  itself in fixed  income securities,  preferred  stocks,  and high  dividend  paying  stocks.  The Income
Portfolio  generally  manages its average  maturity by investing in fixed income securities  that are short to  intermediate  term (generally 1 to 10 years) when interest rates are relatively  lower and intermediate to long term (generally 10 to 15 years) when interest rates are relatively higher. It is generally expected that the range of maturities of obligations  to be held by the Income  Portfolio will be intermediate  to long term  (approximately  10 to 15 years).  The Income
Portfolio may invest up to 35% of its net assets in fixed income securities that are rated below investment grade by a nationally  recognized  statistical rating organization,  such as Moody's Investors  Service  ("Moody's") or Standard &
Poor's Ratings Group ("S&P(R)") (i.e., rated Baa or lower by Moody's, or BBB or lower by S&P(R)). Securities rated below Baa or BBB are commonly referred to as high-yield or "junk bonds."

The Crowley Diversified Management Portfolio

Objective:  The objective of The Crowley Diversified  Management  Portfolio (the
"Diversified  Management  Portfolio")  is  high  total  return  consistent  with reasonable risk.

Strategy:  The Diversified  Management Portfolio concentrates its investments by investing its assets in shares of other  registered  investment  companies.  The
Diversified  Management  Portfolio  may  invest  up to  25%  of  assets  in  the securities of a single registered  investment  company and may invest up to 100%
of its assets in the  securities of other  investment  companies.  In accordance with its investment  policies,  the  Diversified  Management  Portfolio also may invest in other types of  investments,  including up to 35% of its net assets in fixed income  securities that are rated below  investment  grade by a nationally recognized statistical rating organization, such as Moody's or S&P(R).

                                       4

The Diversified Management Portfolio uses a variety of investment techniques and analyzes  economic  and  market  trends in an effort to  generate  a high  total
return.  In  choosing  from  among  the  available  investment  companies,   the
Investment  Advisor  considers among other things,  the prior performance of the underlying  investment company,  its management,  its performance in both up and down markets,  the current  composition of its portfolio and current  investment philosophy.  To achieve its objective,  the Diversified  Management  Portfolio's holdings may include  investments in open-end  investment  companies  (including
money  market  mutual  funds),  closed-end  investment  companies,   cash,  cash
equivalents (such as repurchase agreements or certificates of deposit),  stocks, bonds and other debt  obligations,  as well as a variety  of option and  futures transactions.  The  Diversified  Management  Portfolio  may invest in investment companies that invest in foreign equity and debt  securities and gold and silver mining companies. To further enhance the performance, the Investment Advisor may invest in so-called "sector funds," which, in general,  concentrate their assets in one segment of the equity market.

Principal Investment Risks

Investing in securities has inherent risks, which could cause you to lose money.
Some of the risks in investing in the Portfolios are:

     o    Management Risk. The Investment Advisor makes all decisions  regarding both Portfolios' investments. Therefore, the success of each Portfolio depends  on the  success  of the  Investment  Advisor  in  evaluating, selecting,  and  monitoring  each  Portfolio's  investments.  Like all mutual funds, an investment in one of the Portfolios is subject to the risk that the  investments  chosen by the  Investment  Advisor may not perform as anticipated.

     o    Market Risk-Equity Securities. Prices of equity securities are subject to market,  economic and business risks, which may influence the value of the stock.  Therefore,  there is a risk that equity  securities may decline in value causing an investor to lose money.

     o    Market Risk-Fixed Income  Securities.  The Income Portfolio  primarily invests in fixed income securities,  such as corporate bonds and other debt  securities.  In  addition,  the  underlying  funds in which  the
          Diversified   Management   Portfolio   invests   may  also  invest  in
          fixed-income securities. The values of the fixed income securities are affected by changes in interest rates.  When interest rates rise, bond prices fall  (interest-rate  risk).  Conversely,  when interest  rates fall,  bond  prices  rise.  The length of a debt  security's  maturity generally effects its level of risk and amount of yield.  Usually, the longer a bond's maturity, the higher the risk and the higher the yield
          (maturity  risk). A bond's value may also be affected by changes in an issuer's  financial strength or on changes in the bond's credit rating
          (credit-quality risk).

     o    Lower-Rated,  High Risk Fixed income  Securities.  Both Portfolios may invest in lower-rated,  high risk fixed income securities,  which have
          speculative  characteristics.   The  underlying  funds  in  which  the
          Diversified  Management  Portfolio  invests  may also  invest in these securities.  These securities  (commonly  referred to as "junk bonds")
          are more sensitive to changes in economic and other  conditions.  Such changes  would  more  readily  affect  the  issuer's  ability  to make principal  and  interest  payments  than the  issuer  of  higher-rated securities. These securities are subject to greater interest-rate risk and  credit-quality  risk than higher-rated  fixed-income  securities.
          Economic conditions,  such as a period of rising interest rates, could adversely affect the market for these  securities  making it difficult for a Portfolio to sell them (liquidity risk). The absence of a market to sell these securities could decrease a Portfolio's share price.

                                       5

     o    Foreign   Securities  Risk.  The  Diversified   Management   Portfolio
          concentrates  its  investments  by investing  in shares of  registered investment  companies.  An  underlying  fund may  invest its assets in
          securities  of  foreign  issuers.   Investing  in  foreign  securities
          typically involves more risks than investing in U.S. securities. These risks can increase the potential for losses in an underlying  fund and therefore the Portfolio, and may include, among others, currency risks
          (fluctuations  in currency  exchange rates and the new euro currency), country risks (political,  diplomatic,  regional conflicts, terrorism, war,  social  and  economic  instability,  currency  devaluations  and policies  that have the  effect of  limiting  or  restricting  foreign investment or the movement of assets),  different  trading  practices, less  government  supervision,  less publicly  available  information, limited trading markets and greater volatility. The risks of investing in foreign  securities  typically  are  greater in less  developed  or emerging market countries.

     o    Expenses  of  Investing  in  Investment  Companies.   The  Diversified
          Management   Portfolio   concentrates  in  the  shares  of  registered
          investment  companies.  It is  therefore  directly  affected  by their performance.  By investing in  registered  investment  companies,  the
          Diversified  Management  Portfolio  indirectly  pays a portion  of the operating  expenses,  management  expenses and brokerage costs of such
          companies  as  well  as  the  expenses  of  its  own  operation.   The
          Diversified Management Portfolio's investors indirectly may pay higher total operating expenses and other costs than they might if they owned
          the  underlying   investment   companies  directly.   The  Diversified
          Management  Portfolio has the right to invest in investment  companies that impose a sales load or sales  charges.  Although the  Diversified
          Management Portfolio seeks to minimize such charges, to the extent the
          Diversified  Management Portfolio pays such expenses,  they can reduce its investment results.

                                PAST PERFORMANCE

The Crowley Income Portfolio

The bar chart and table below show the Income  Portfolio's annual return and its long-term performance. The bar chart shows how the Income Portfolio's return has changed from year to year over the past ten calendar years.  The table shows how the Income Portfolio's  average annual returns for certain periods,  both before and after taxes,  compare with those of a broad-based  securities  market index.
The  Income   Portfolio  is  compared  to  the  Lehman   Brothers   Intermediate
Government/Corporate  Index.  The bar chart and table assumes that all dividends and capital gain  distributions have been reinvested in new shares of the Income
Portfolio.  This information  provides some indication of the risks of investing in the Income Portfolio.

After-tax returns are calculated using the historical highest individual federal marginal  income  tax rates  and do not  reflect  the  impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These  after-tax  return  figures do not apply to you if you hold your Portfolio shares  through a tax-deferred  arrangement  such as a 401(k) plan or individual retirement account. Past performance (before and after taxes) is not necessarily an indication of how the Income Portfolio will perform in the future.

                                       6

                          THE CROWLEY INCOME PORTFOLIO
                              ANNUAL TOTAL RETURNS
                         FOR EACH YEAR ENDED DECEMBER 31

[Bar Chart Omitted]

1995    10.60%
1996     3.04%
1997     8.42%
1998     7.03%
1999    -0.38%
2000     7.97%
2001     8.20%
2002     2.59%
2003     7.68%
2004     3.50%

   Best Quarter:                   2nd Quarter 2003                      3.85%
   Worst Quarter:                  2nd Quarter 2004                     -1.75%

The Crowley Income Portfolio

                           Average Annual Total Returns For the Periods Ended
                           December 31, 2004

                                                1 Year     5 Years    10 Years

           Return Before Taxes                  3.50%      5.45%       5.46%
           Return After Taxes on Distributions  1.91%      3.38%       3.26%
           Return After Taxes on Distributions
                and Sale of Fund Shares         2.27%      3.39%       3.29%
           Lehman Brothers Intermediate
           Government/Corporate Index/1/*       3.04%      7.21%       7.15%

                  * Index reflects no deduction for fees, expenses, or taxes.

                    /1/ The Lehman Brothers  Intermediate  Government  Corporate
                    Index is a duration weighted fixed income index comprised of
                    U.S.  Treasury,  U.S. agency and U.S.  corporate  securities with a range of maturities  of five to ten years.  The index
                    is  used  as  a  performance   benchmark  for  fixed  income
                    securities portfolios with like duration and diversity.

                                       7

The Crowley Diversified Management Portfolio

The bar chart and table below show the Diversified Management Portfolio's annual return and its long-term  performance.  The bar chart shows how the  Diversified
Management  Portfolio's  return has changed  from year to year for the past nine calendar  years.  The table  shows how the  Diversified  Management  Portfolio's average annual returns for certain periods, both before and after taxes, compare with those of a broad-based  securities market index. The Diversified Management
Portfolio is compared to Standard &  Poor's  S&P 500(R) Index  ("S&P
500(R)").  The bar chart and table  assumes that all  dividends and capital gain distributions  have been reinvested in new shares of the Diversified  Management
Portfolio.  This information  provides some indication of the risks of investing in the Diversified Management Portfolio.

After-tax returns are calculated using the historical highest individual federal marginal  income  tax rates  and do not  reflect  the  impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These  after-tax  return  figures do not apply to you if you hold your Portfolio shares  through a tax-deferred  arrangement  such as a 401(k) plan or individual retirement account. Past performance is not necessarily an indication of how the
Diversified Management Portfolio will perform in the future.

                  THE CROWLEY DIVERSIFIED MANAGEMENT PORTFOLIO
                              ANNUAL TOTAL RETURNS
                         FOR EACH YEAR ENDED DECEMBER 31

[Bar Chart Omitted]

1996*    12.33%
1997     12.96%
1998      7.86%
1999     18.69%
2000    -10.47%
2001    -19.03%
2002    -23.60%
2003     26.08%
2004      9.84%

* Annualized

   Best Quarter:                   4th Quarter 1999                     15.41%
   Worst Quarter:                  3rd Quarter 2001                    -17.72%

                                       8

The Crowley Diversified Management Portfolio

                           Average Annual Total Returns For the Periods ended
                           December 31, 2004
                                                                        Since
                                                                      Inception
                                                1 Year     5 Years    (4/3/1995)

           Return Before Taxes                  9.84%      -3.36%      4.89%
           Return After Taxes on Distributions  9.84%      -4.64%      3.33%
           Return After Taxes on Distributions  6.40%      -3.61%      3.26%
               and Sale of Fund Shares
           S&P 500(R)/1/*                      10.87%      -2.29%     11.31%

                  * Index reflects no deduction for fees, expenses, or taxes.

                    /1/  The  S&P   500(R)is  an  unmanaged   capitalization
                    weighted index of five hundred large capitalization  stocks.
                    The   performance   of  the   S&P   500(R)reflects   the
                    reinvestment  of  dividends  and capital  gains but does not reflect the costs of  operating a mutual  fund,  such as the costs associated with securities transactions and investment management fees.

                       FEES AND EXPENSES OF THE PORTFOLIOS

The following  table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolios.

Shareholder Fees (fees paid directly from your investment):  None

Annual Fund Operating Expenses* (expenses deducted from Fund assets):

                               The Crowley    The Crowley Diversified Management
                            Income Portfolio            Portfolio

Management Fees                 0.60%                     1.00%
Distribution (12b-1) Fees       None                      None
Other Expenses                  .87%                      1.10%
Total Annual Fund Operating
Expenses                        1.47%                     2.10%

*  As a percentage of average annual net assets.

Examples

                                       9

The Examples below are intended to help you compare the cost of investing in the
Portfolios with the cost of investing in other mutual funds.

The Examples  assume that you invest $10,000 in a Portfolio for the time periods indicated  and then redeem all of your shares at the end of those  periods.  The
Examples also assume that your  investment  has a 5% return each year,  that the
Portfolio's  operating  expenses remain the same, and that all distributions are reinvested.  Although  your actual costs may be higher or lower,  based on these assumptions your costs would be:

                             1 Year     3 Years     5 Years    10 Years

The Crowley Income
Portfolio                     $150       $465         $803      $1,757
The Crowley Diversified
Management Portfolio          $213       $658       $1,129      $2,431

                       INVESTMENT OBJECTIVES AND POLICIES

Set forth below are the investment objectives and policies of each Portfolio.

The Crowley Income Portfolio

The Income Portfolio's objective is to maximize current income,  consistent with prudent  risk  (i.e.,  reasonable  risk  to  principal).  The  Income  Portfolio primarily seeks to earn and pay its  shareholders  current income while limiting risk to principal  through prudent  investing (i.e.,  achieving  maximum current income with reasonable risk to principal). The Income Portfolio seeks to achieve this  objective by investing in a  diversified  portfolio of debt  securities of domestic  corporations,  preferred stock,  United States government  securities, bankers'  acceptances  and  certificates of deposit,  repurchase  agreements and convertible  securities.  From  time to  time,  the  Income  Portfolio  may also purchase  dividend paying common stocks which the Investment  Advisor  believes, based upon historical  returns,  have better income  potential than fixed income securities.

Fixed income securities will include debt securities and preferred stocks,  some of which may have a call on common stock by means of a  conversion  privilege or attached  warrants.  Investment in corporate debt securities will meet a minimum rating of Ca by Moody's or C by  S&P(R)or,  if not so rated,  will have been issued by a corporation having outstanding  indebtedness rated at least Ca or C, and dollar-denominated obligations of foreign issuers issued in the U.S. Only up to 35% of the  Income  Portfolio's  assets may be  invested  in  corporate  debt securities rated Baa or below by Moody's or BBB or below by S&P(R),  or that are of comparable quality. The remaining  investments by the Income Portfolio in corporate debt securities must be made in securities rated at least A by Moody's or A by  S&P(R),  or  be of  comparable  quality.  However,  if  the  rating attributed to a fixed income security that the Income Portfolio has purchased is reduced  below the minimal  accepted  rating after being  purchased,  the Income
Portfolio may  nonetheless  retain the security.  The Income  Portfolio may also invest up to 10% of its assets in sponsored or unsponsored  American  Depositary
Receipts.

In selecting corporate debt securities for the Income Portfolio,  the Investment
Advisor reviews and monitors the  creditworthiness  of each issuer and issue and also  analyzes  interest rate trends and specific  developments  that may affect individual issuers.

                                       10

When the Investment  Advisor  anticipates a generally  declining  trend in fixed income securities markets,  the Investment Advisor will begin to move more funds into cash and cash  equivalents  (high quality,  short-term  debt  securities or
instruments  issued  by  corporations,   financial  institutions,  or  the  U.S.
government).  If the Investment  Advisor  anticipates a prolonged or significant decline,  then the Income  Portfolio may place most, if not all, of its funds in cash and cash  equivalents.  The Income  Portfolio may not achieve its objective during periods when a temporary defensive position is taken.

The Investment  Advisor will attempt to monitor and respond to changing economic and market conditions and then, if necessary,  reposition the Income Portfolio's assets, depending on the trend analysis.  Trends are analyzed by using a variety of  technical  and  fundamental  indicators.  The trends are  determined  by the
Investment  Advisor in light of current  and past  general  economic  and market conditions.  Some of the factors used in the analysis include:  the direction of interest rates, trends in yields,  fiscal and monetary policy,  economic growth, inflation  rates,  industry  trends and various  moving  averages.  Fixed income securities are more dependent upon interest rate movements than are stocks. When a general  rising trend in the fixed  income  market is  identified,  the Income
Portfolio will position itself in fixed income  securities.  If a general rising trend is identified in both the fixed income market and the equity  market,  the
Income  Portfolio  will position  itself in fixed income  securities,  preferred stocks, and high dividend paying stocks.

The Income  Portfolio's policy is to invest in fixed income securities which are short to  intermediate  term  (generally 1 to 10 years) when interest  rates are historically lower and intermediate to long term (generally 10 to 15 years) when interest rates are historically  higher. It is generally expected that the range of  maturities  of  obligations  to be  held  by the  Income  Portfolio  will be intermediate to long term (approximately 10 to 15 years).

The Crowley Diversified Management Portfolio

The Diversified Management Portfolio's objective is high total return consistent with reasonable risk. The Diversified  Management Portfolio seeks to achieve its investment  objective  by  investing  primarily  in  shares  of  other  open-end
registered  investment  companies.   While  it  is  the  Diversified  Management
Portfolio's  policy  to  invest  primarily  in  open-end  registered  investment companies, it may also utilize other investment vehicles.  These include cash or cash  equivalents  (such as repurchase  agreements or  certificates of deposit), shares  of  closed-end  investment  companies,  stocks,  bonds  and  other  debt
obligations.   Further,  the  Diversified  Management  Portfolio,  under  normal circumstances,  will not invest in a  registered  investment  company that has a stated policy of investing more than 50% of its assets in derivatives,  and will not invest more than 35% of its net assets in any registered  investment company that may invest more than 35% of its net assets in bonds rated lower than Baa by
Moody's or BBB by Standard & Poor's.

The Diversified  Management  Portfolio will invest only in investment  companies that are registered. If a registered investment company in which the Diversified
Management  Portfolio  invests  ceases to  remain  registered,  the  Diversified
Management  Portfolio  will  dispose  of the  securities  of the  non-registered investment company.

The  Diversified  Management  Portfolio  may  invest  in  registered  investment companies that are closed-end  funds.  After their initial public offering,  the shares of closed-end  funds  frequently  trade on the open market at a price per share  which  is less  than  the net  asset  value  per  share,  the  difference representing the "market discount" of such shares. Market discount may be due in part to the fact that the shares of closed-end  funds are not  redeemable by the holder upon demand to the issuer at the next  determined  net asset  value,  but rather are  subject to the  principles  of supply  and demand in the  market.  A relative lack of secondary market  purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

                                       11

Although the  Diversified  Management  Portfolio  intends  primarily to purchase shares  of  closed-end  funds  which  trade at a market  discount  and which the
Investment Advisor believes present the opportunity for capital  appreciation or increased income due in part to such market discount,  there can be no assurance that the market discount on shares of any closed-end fund will ever decrease. In fact,  it is  possible  that  this  market  discount  may  increase  or that the
Diversified  Management  Portfolio may experience realized or unrealized capital losses due to further  decline in the market price of the securities held in the portfolios of such closed-end funds,  thereby adversely  affecting the net asset value of the Diversified Management Portfolio's shares. Similarly,  there can be no assurance  that the shares of  closed-end  funds that trade at a premium will continue to trade at a premium or that the premium will not decrease  subsequent to a purchase of such shares by the Diversified  Management Portfolio.  Although no assurances  can be given,  the  Investment  Advisor  believes that its market research  and  analysis  and the  diversification  policies  of the  Diversified
Management  Portfolio will enable the Diversified  Management Portfolio to avoid significant  declines in the net asset value of its shares due to losses related to an individual issuer.

The  Diversified  Management  Portfolio must structure its  investments in other investment company shares to comply with certain provisions of federal and state securities  laws.  The  Diversified  Management  Portfolio  and  its  affiliates currently may not hold more than 3% of an underlying fund's shares. In the event that the  Diversified  Management  Portfolio holds more than 1% of an underlying fund's  shares,  the  underlying  fund is  obligated  to  redeem  only 1% of the underlying fund's outstanding securities during any period of less than 30 days.
Consequently,  any  shares  of  an  underlying  fund  held  by  the  Diversified
Management Portfolio in excess of 1% of the underlying fund's outstanding shares
will  be  considered   illiquid   securities  that,  together  with  other  such
securities,  may not exceed 10% of the  Diversified  Management  Portfolio's net assets. When the Diversified  Management  Portfolio is more heavily concentrated in small  investment  companies,  it may not be able to readily  dispose of such investment  company  shares and may be forced to redeem  its  shares  in-kind to redeeming  Portfolio  shareholders by delivering shares of investment  companies
that  are  held  by  the  Diversified  Management  Portfolio.   The  Diversified
Management  Portfolio may be restricted in its ability to redeem  because of the
1% limitation  discussed  above;  however,  shareholders who redeem their shares in-kind  would  not  be  so  restricted.  Applicable  fundamental  policies  are reflected in the Diversified Management Portfolio's investment restrictions.

To achieve the Diversified  Management  Portfolio's  investment  objective,  the
Investment  Advisor  attempts to determine  the  prevailing  trend in the equity market. The strategy consists of moving into those investments, which would most benefit  from the  prevailing  trend.  In  choosing  from  among  the  available investment  companies,  the Investment Advisor considers among other things, the prior  performance of the underlying  investment  company,  its management,  its performance  in  both  up and  down  markets,  the  current  composition  of its portfolio and current investment philosophy.

The Investment  Advisor attempts to monitor and respond to changing economic and market  conditions as well as monitor the performance of the  investments.  When the Investment Advisor has identified a significant upward trend in a particular industry group, the Diversified Management Portfolio retains the right to invest in investment  companies that concentrate in a particular  industry sector.  The
Diversified Management Portfolio may invest in these investment companies, which tend to have greater  fluctuations in value when compared to other categories of investment companies.

When the Investment  Advisor  anticipates a generally  declining trend in equity securities  markets,  the  Investment  Advisor may begin to move more funds into
cash  and  cash  equivalents  (high  quality,   short-term  debt  securities  or
instruments  issued  by  corporations,   financial  institutions,  or  the  U.S.
government).  If the Investment  Advisor  anticipates a prolonged or significant decline,  then the Diversified  Management Portfolio may place most, if not all, of its funds in cash and cash equivalents.  The Diversified Management Portfolio may not achieve its objective during periods when a temporary defensive position is taken.

                                       12

The Diversified  Management Portfolio expects that it will select the investment companies in which it will invest based,  in part,  upon an analysis of the past and projected  performance and investment structure of the investment companies.
The  Diversified  Management  Portfolio  will  consider  other  factors  in  the selection of the investment  companies,  such as the investment  company's size,
shareholder  services,   liquidity,  the  investment  objective  and  investment
techniques,  etc. The  Diversified  Management  Portfolio may be affected by the losses of such underlying  investment  companies,  and the level or risk arising from the investment  practices of such investment  companies (such as repurchase agreements,  quality  standards,  or lending  of  securities).  The  Diversified
Management  Portfolio  has no control  over the risks  taken by such  investment companies.  In addition,  and subject to the 1% limitation  discussed above, the
Diversified  Management  Portfolio  can elect to  redeem  its  investment  in an underlying  investment company (or, in the case of an investment in a closed-end fund,  the  Diversified  Management  Portfolio can sell or tender its shares) if that action is considered necessary or appropriate.

                                   MAIN RISKS

Lower-Rated, High-Risk Securities

Each Portfolio may invest up to 35% of its net assets in fixed income securities that are medium investment grade or lower (rated Baa or lower by Moody's, or BBB or lower by S&P(R),  or are of comparable quality). The Portfolios intend to invest in such  securities in order to take  advantage of additional  investment opportunities  that come to the attention of the Investment Advisor from time to time.  Medium  investment grade securities (those rated Baa by Moody's or BBB by
S&P(R),  or,  if  unrated,  are  of  comparable  quality)  have  speculative characteristics.  Changes in economic conditions or other circumstances are more likely to lead to a weakened  capacity to make  principal and interest  payments than is the case with higher-rated fixed income securities. Securities rated Baa or below by Moody's or BB or below by  S&P(R),  are  considered  high-yield, high-risk  securities and are commonly  referred to as "junk bonds." These bonds are predominately  speculative and are subject to a substantial degree of credit risk. As of November 30, 2004, the Income Portfolio did not hold any bonds rated
BB or below.  Neither  Portfolio will invest in fixed income securities that are rated or considered  lower than C by  S&P(R)or Ca by Moody's.  However,  the
Portfolios  may retain a fixed  income  security  whose  rating  drops below the minimal acceptable rating after being purchased.  Any additional  investments in fixed income  securities  by the  Portfolios  must be high  investment  grade or better (rated A or better by Moody's and S&P(R), or of comparable quality).

Risks of Investing in Other Investment Companies

The  Diversified  Management  Portfolio,  by investing  in shares of  investment companies,  indirectly  pays a portion  of the  operating  expenses,  management expenses  and  brokerage  costs  of such  companies  as well as the  expense  of operating the Portfolios. Thus, the Diversified Management Portfolio's investors may  indirectly  pay higher total  operating  expenses and other costs than they
might  pay  by  owning  the  underlying   investment  companies  directly.   The
Diversified  Management Portfolio attempts to identify investment companies that have  demonstrated  superior  management in the past,  thus possibly  offsetting these factors by producing  better  results and/or lower costs and expenses than other investment  companies.  There can be no assurance that this result will be achieved.

                                       13

Further, the Diversified Management Portfolio may invest in investment companies which  concentrate  (invest  25% or more of the  value  of  their  assets)  in a particular  industry.  These companies tend to have greater fluctuation in value than other more  diversified  investment  companies that have a broader range of investments.  If the industry that a concentrated  investment company invests in experiences  a decline,  the value of the  concentrated  investment  company may decline,  which  may in turn  negatively  effect  the  price of the  Diversified
Management Portfolio's shares.

Underlying Funds

The Diversified  Management  Portfolio may invest in underlying  funds which may invest in various  obligations  and employ various  investment  techniques.  The following describes some of the most common of such obligations and techniques.

Illiquid and Restricted  Securities.  An underlying fund may invest up to 15% of its net assets in illiquid  securities  for which there is no readily  available market.  Illiquid securities may include restricted securities,  the disposition of which  would be  subject to legal  restrictions.  During the time it takes to dispose of illiquid  securities,  the value of the securities (and therefore the value  of the  underlying  fund's  shares  held  by the  Diversified  Management
Portfolio) could decline.

Foreign  Securities.  An underlying  fund may invest its assets in securities of foreign issuers.  There may be less publicly  available  information about these issuers than is available about  companies in the U.S. and such  information may be less reliable. Foreign securities are subject to heightened political, social and economic risks, including the possibility of expropriation, nationalization,
confiscation,   confiscatory  taxation,   exchange  controls  or  other  foreign
governmental  restrictions.  There is generally less  government  regulation and supervision of foreign stock exchanges,  brokers and listed  companies.  Foreign companies are not subject to uniform global  accounting,  auditing and financial reporting  standards,  practices  and  requirements.  Securities of some foreign companies  are less liquid and their prices more  volatile  than  securities  of comparable U.S.  companies.  Securities  trading practices abroad may offer less protection to investors.  Settlement of transactions in some foreign markets may be delayed or may be less  frequent  than in the U.S.,  which  could  affect the liquidity of the underlying  fund's  portfolio,  and, in turn,  the  Diversified
Management  Portfolio.  All of these risks are  heightened  for  investments  in emerging markets.

Foreign Currency Transactions.  In connection with its portfolio transactions in securities  traded in a foreign  currency,  an  underlying  fund may enter  into forward  contracts  to  purchase  or sell an agreed  upon  amount of a  specific currency at a future date which may be any fixed number of days from the date of the  contract  agreed  upon by the  parties  at a price  set at the  time of the contract.  Although  such  contracts  tend to minimize the risk of loss due to a change in the value of the subject  currency,  they tend to limit any  potential gain which  might  result  should the value of such  currency  change  favorably during the contract period.

Industry  Concentration.  An underlying  fund may  concentrate  its  investments within one industry.  Because  investments within a single industry would all be affected by developments  within that industry,  a fund which concentrates in an industry is subject to greater risk than a fund which invests in a broader range of securities.  In addition,  the value of the shares of such an underlying fund may be  subject to  greater  market  fluctuation  than an  investment  in a more diversified fund.

Loans Of  Portfolio  Securities.  An  underlying  fund  may  lend its  portfolio securities  equal in value up to  one-third  of its  total  assets.  The loan is secured  continuously;  however,  loans of  securities  involve  a risk that the borrower  may fail to return the  securities  or may fail to provide  additional collateral.

                                       14

Short Sales. An underlying fund may sell securities  short. In a short sale, the fund  sells  stock,  which it does  not own,  making  delivery  with  securities
"borrowed"  from a broker.  The fund will  incur a loss as a result of the short sale if the price of the security  increases  between the date of the short sale and the date on which the fund replaced the borrowed  security.  The fund may be required to pay a premium, dividend or interest.

Risk Factors Regarding Options,  Futures and Options on Futures.  Successful use
by an  underlying  fund of  options  on stock  or bond  indices,  financial  and currency  futures  contracts and related  options,  and currency options will be subject to the investment  manager's ability to predict  correctly  movements in the  direction  of  the  securities  and  currency  markets  generally  or  of a particular segment. If an underlying fund's investment manager is not successful in  employing  such  instruments  in managing a fund's  investments,  the fund's performance  will be  worse  than  if it did  not  employ  such  strategies.  In addition,  a fund will pay  commissions  and other costs in connection with such investments,  which may increase the fund's  expenses and reduce the return.  In writing  options on futures,  a fund's  loss is  potentially  unlimited  and may exceed the amount of the premium received.

Certain derivative positions may be closed out only on an exchange that provides a secondary  market.  There can be no assurance that a liquid  secondary  market will exist for any particular option,  futures contract or option thereon at any specific  time.  Thus,  it may not be possible to close such a position and this could  have an  adverse  impact  on a fund.  When  trading  options  on  foreign exchanges,  or in the over-the-counter  market, many of the protections afforded to exchange  participants  will not be available and a secondary  market may not exist.

Leverage  Through  Borrowing.  An  underlying  fund may borrow to  increase  its holdings of portfolio  securities.  The underlying  fund is required to maintain continuous  asset  coverage of 300% with respect to such  borrowings and to sell
(within three days) sufficient portfolio holdings to restore such coverage if it should  decline  to less than 300%,  even if  disadvantageous.  Leveraging  will exaggerate  the effect of any  increase or  decrease  in the value of  portfolio securities on the fund's net asset value,  and money borrowed will be subject to interest  costs and fees  which may  exceed  the  interest  and  gains,  if any, received from the securities purchased with borrowed funds.

                             MANAGEMENT OF THE FUND

Investment Advisor

The  Investment  Advisor,  a corporation  organized on August 28, 1989 under the laws of the state of  Delaware,  has its  principal  offices  located  at 3201-B
Millcreek Road, Suite H, Wilmington,  DE 19808. Since its inception in 1989, the principal  business of the  Investment  Advisor  has been to provide  investment counsel and advice to investors.  The Investment  Advisor manages each Portfolio
under  separate  management   contracts  (each  a  "Management   Contract"  and,
collectively, the "Management Contracts"). The Management Contracts provide that the Investment  Advisor shall supervise and manage each Portfolio's  investments and shall determine each Portfolio's portfolio transactions, subject to periodic review  and  ratification  by the  Fund's  Board of  Directors  (the  "Board  of
Directors" or the "Board").  The Investment Advisor is responsible for selecting brokers and dealers to execute transactions for the Portfolios.

Pursuant to the Management  Contracts,  the  Investment  Advisor will manage the assets of each Portfolio in accordance with the stated  objective,  policies and restrictions  of the  Portfolio  and  manage  the  business  affairs of the Fund
(subject to the  supervision  of the Fund's  Board of  Directors  and the Fund's
officers).  The Investment Advisor will also provide administrative and clerical services,  keep certain books and records in connection with its services to the
Fund and  supervise  the  services  rendered to the Fund by other  persons.  The
Investment  Advisor  has also  authorized  any of its  directors,  officers  and employees who have been elected as directors or officers of the Fund to serve in the  capacities  in which  they have been  elected.  Services  furnished  by the
Investment  Advisor under the  contracts may be furnished  through the medium of any such directors and officers.

                                       15

As  compensation  for its services as the  investment  manager of the Fund,  the
Investment  Advisor receives a fee,  computed daily and payable monthly,  at the annualized  rate of  1.00%  of the  average  daily  net  assets  of The  Crowley
Diversified  Management  Portfolio  and 0.60% of the average daily net assets of
The Crowley Income Portfolio.  The Investment Advisor pays all expenses incurred by it in  rendering  management  services  to the Fund  including  the  costs of accounting,  bookkeeping  and data processing  services  provided in its role as administrator.  Each Portfolio of the Fund bears its costs of operations.  These expenses  include,  but are not limited to: the fee of the  Investment  Advisor, taxes,  brokerage fees, fees associated with  calculating the net asset value of each Portfolio daily, legal fees,  custodian and auditing fees, and printing and other expenses which are not expressly  assumed by the Investment  Advisor under the  Management  Contracts.  For the fiscal year ending  November 30, 2004,  The
Crowley  Income  Portfolio  and The  Crowley  Diversified  Management  Portfolio
incurred  expenses  equal to 1.43%,  and 2.01%,  respectively,  of  average  net assets.

The Investment Advisor, pursuant to the Management Contracts, also serves as the
Portfolios' administrator.  The Management Contracts provide that the Investment
Advisor will furnish each  Portfolio with office  facilities,  with any ordinary clerical and bookkeeping services not furnished by the custodian, or distributor and with Portfolio accounting services. Such services include the maintenance of the Fund's books and records of each Portfolio.  The Investment  Advisor has not agreed to perform daily pricing for the Fund.

Portfolio Manager

The  portfolio  manager  for each  Portfolio  is Mr.  Robert  A.  Crowley,  Vice
President of the Investment  Advisor.  Mr. Crowley has been managing The Crowley
Income  Portfolio  since  its  inception  in 1989  and The  Crowley  Diversified
Management  Portfolio since its inception in 1995. Mr. Crowley  received his law degree from Widener  University  School of Law in 1998, his Chartered  Financial
Analyst  certification  in 1990,  his  Bachelor  of Science  Degree in  Business
Administration from the University of Delaware in 1980 and his Masters Degree in
Business  Administration from George Washington  University in 1985. In addition to his  responsibilities in managing the Portfolios,  Mr. Crowley is a financial planner for other managed accounts advised by the Investment  Advisor.  Prior to managing the Portfolios,  Mr. Crowley managed individual  securities accounts in addition to engaging in financial planning activities.

Additional  information  about  the  Portfolios'  portfolio  manager,  including information about the portfolio manager's  compensation,  other accounts managed by the portfolio manager and the portfolio  manager's ownership of shares of the
Portfolios, is provided in the Fund's SAI.

                               GENERAL OPERATIONS

Except as indicated  elsewhere in the prospectus,  each Portfolio of the Fund is responsible for the payment of its expenses,  including: (a) the fees payable to the Investment Advisor, the Distributor and the Transfer Agent; (b) the fees and expenses of directors who are not affiliated with the Investment  Advisor or the
Distributor;  (c) the fees and certain expenses of the Fund's Custodian; (d) the charges and expenses of the Fund's legal  counsel and  independent  accountants;
(e)  brokers'  commissions  and any  issue or  transfer  taxes  chargeable  to a
Portfolio in  connection  with its  securities  transactions;  (f) all taxes and corporate fees payable by the Fund to governmental agencies; (g) the fees of any trade  association  of  which  the  Fund  is a  member;  (h) the  cost of  stock certificates,  if any, representing shares of the Portfolio;  (i) reimbursements of the organizational expenses of the Fund and the fees and expenses involved in registering  and  maintaining  registration  of the Fund and its shares with the
Securities and Exchange Commission laws, and the preparation and printing of the
Fund's registration statements and prospectuses for such purposes; (j) allocable communications  expenses  with respect to investor  services and all expenses of shareholders  and  directors  meetings  and of  preparing,  printing and mailing prospectuses  and reports to  shareholders;  (k) litigation and  indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business; and (l) compensation for employees of the Fund.

                                       16

                            SHAREHOLDERS' INFORMATION

Disclosure of Portfolio Holdings

A  description  of the  Fund's  policies  and  procedures  with  respect  to the disclosure  of the  Fund's  portfolio  securities  is  available  in the  Fund's
Statement of Additional Information.

Pricing of Portfolio Shares

The price for a Portfolio  share is  determined by the net asset value per share
("NAV")  of the  Portfolio  share.  The NAV is  calculated  separately  for each
Portfolio.  The NAV for a Portfolio is determined by the Fund as of the close of regular  trading  on each  day  that the New  York  Stock  Exchange  is open for unrestricted  trading and on which there is one or more  purchase or  redemption
transactions   that  might  materially  affect  the  value  of  the  Portfolio's securities.  The net asset value is determined by the Fund by dividing the value of the  Portfolio's  securities,  plus  any  cash  and  other  assets,  less all liabilities,  by the number of shares  outstanding  (assets -  liabilities/ # of shares = NAV). Expenses and fees of a Portfolio,  including the advisory and the distributor  fees,  are accrued  daily and taken into account for the purpose of determining the net asset value.

In calculating  the NAV, the value of a Portfolio's  securities is determined in one of several ways depending on the security.  Portfolio  securities  listed or traded on a securities exchange for which  representative  market quotations are available,  will be  valued at the last  quoted  sales  price on the  security's principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter  market, will be valued at the last  reported  bid  price in the  market on that day,  if any.
Securities for which market quotations are not readily available,  and all other assets,  will be valued at their  respective  fair market value as determined in good faith in accordance with the valuation procedures  established by the Board of Directors.  With respect to the Diversified Management Portfolio,  the NAV is calculated  based upon the net asset values of the underlying funds in which the
Diversified  Management Portfolio invests. The prospectuses for these underlying funds explain the circumstances  under which those companies will use fair value pricing and the effects of using fair value pricing.

The Fund may use fair value pricing (as described below) in order to calculate a
Portfolio's NAV. In addition,  the Fund may use independent  pricing services to assist it in calculating the NAV for each Portfolio. The SAI contains additional information regarding the pricing of the Portfolios' shares.

                                       17

Prohibited Excessive Trading

While the Fund provides shareholders with daily liquidity,  the Fund is designed for  long-term  investors  and is not  intended  for  investors  that  engage in excessive  short-term  trading activity  (including  purchases and sales of Fund shares in response to short-term market fluctuations) that may be harmful to the
Company.  Short-term  or  excessive  trading in and out of the Fund can  disrupt portfolio management strategies, harm performance and increase Fund expenses for all  shareholders,  including  long-term  shareholders who do not generate these costs. Such excessive short-term includes,  but is not limited to, market timing techniques  that are  intended  to exploit  possible  inefficiencies  in pricing portfolio securities of an investment company, such as the Fund.

The Fund  discourages  excessive or  disruptive  trading  activities,  including market timing.  As described more fully below,  the Fund has adopted a policy to prevent excessive trading and other predatory  techniques that may cause harm to shareholders and directed the Investment Advisor to implement account monitoring and fair value pricing  procedures  (when  necessary) to discourage  and prevent market timing or excessive  short-term  trading in the Fund. The Fund may modify these  policies and procedures in response to changing  regulatory  requirements imposed by the SEC,  to enhance the  effectiveness  of the policy and to further restrict predatory trading activities.

Accounting  Monitoring.   The  Investment  Advisor  and  the  Fund's  compliance
personnel monitor individual shareholder trading activity and aggregate flows of money in and out of the Fund in an effort to detect excessive short-term trading activities  and to enforce the Fund's  policy  against  excessive  trading.  The
Investment Advisor and the Fund's compliance personnel review on a routine basis information  relating to shareholder  purchase and redemption  transactions that exceed a specified  monetary  threshold and that are initiated  within a certain period of time in order to evaluate  whether any of the Fund's  shareholders had engaged  in market  timing  activity.  In  particular,  the  Investment  Advisor monitors  shareholder  account  activity to identify those accounts that exhibit unusual trading  patterns,  such as relatively  large (positive or negative) net cash flows and cash flows that appear to be reversals of prior cash flows within a short time frame. If, as a result of this  monitoring,  the Fund determines in its sole  discretion  that a  shareholder  has engaged in  excessive  short-term trading, the Fund will refuse such shareholder's subsequent purchases orders. In addition,  the Fund may refuse  purchase  orders for any reason,  without  prior notice.

Fair Value Pricing.  The Fund's Board of Directors has approved and the Fund has adopted fair value pricing  procedures.  By fair valuing a security  whose price may have been affected (i) by events occurring after the close of trading in its market or (ii) by news after the last market  pricing of the security,  the Fund attempts to  establish a price that it might  reasonably  expect to receive upon its current  sale of that  security.  These  methods are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in the  dilution of  shareholder  interests.  In view of the types of securities  commonly  held by the Fund,  the market  prices at the time that the
Fund  determines  its NAV will normally  reflect all relevant  information  and, therefore, the Fund's securities will generally not require fair value pricing.

Purchasing Shares

Purchase  Price:  Shares of each of the  Portfolios  are offered for sale to the public through the Fund's  distributor,  Crowley Securities (the  "Distributor")
and selected dealers. The purchase price of the shares is the first NAV computed after the  Distributor  receives the purchase  order and the Custodian  receives payment in federal funds for the purchased shares.  However, the net asset value per share of a Portfolio is only  calculated  when there is enough  trading in a
Portfolio's  securities  that the current net asset value of the shares might be materially affected by the changes in value of these securities.

                                       18

Minimum Investments: The minimum initial investment in each of the Portfolios is
$5,000,  and each  subsequent  investment  must be at least $1,000.  The minimum amount may  consist of a single  investment  in one  Portfolio  or an  aggregate investment in both of the Portfolios. An investment by a spouse or parent may be combined  with an investment of the other spouse or children to meet the minimum
initial  or  subsequent   investment   limit.   Further,   an  investment  by  a
tax-qualified  plan  may be  combined  with a  personal  investment  to meet the minimum initial or subsequent investment limitations.

How to Purchase Shares:  Initial or subsequent investments in a Portfolio may be made by  completing  the  application  form and mailing it together with a check made payable to The Crowley Portfolio Group, Inc.

Send your checks and completed application forms to:

                  Crowley Securities
                  3201-B Millcreek Road
                  Wilmington, DE 19808

Your  purchase  will be  made  in full  and  fractional  shares  of a  Portfolio calculated to three decimal places.  Shares are normally held in an open account for  shareholders  by each  Portfolio.  The Portfolios  will send a statement to shareholders  detailing  the  amount  of  shares  owned  at  the  time  of  each transaction.  Share  certificates  for full shares are  available at any time by written request by, and at no additional cost to, the shareholder.  However,  no certificates will be issued for fractional shares.

Each  Portfolio  reserves the right in its sole  discretion:  (i) to suspend the offering  of its  shares;  and (ii) to reject  purchase  orders when in the best interest of the Portfolio.

Redeeming Shares

Shareholders  may redeem all or a portion of their shares  without charge on any day on which  the New York  Stock  Exchange  is open for  unrestricted  trading.
Redemptions of shares of each Portfolio will be made at the NAV next  determined
after  the  Transfer  Agent  receives  a  redemption   request  that  meets  the
requirements  described below. The Portfolios  normally send redemption proceeds on the next business day, and no later than seven calendar days after  receiving a redemption request in proper form.

If a Portfolio  receives a redemption request for shares that have recently been purchased by check, payment of the redemption may be delayed until the Portfolio confirms with the Fund's custodian that the purchase check has cleared. This may take up to 15 days from the  purchase  date.  The Fund's  Board may  suspend the right of redemption or postpone the date of payment  during any period when: (a)
trading  on the New York Stock  Exchange  is  restricted  as  determined  by the
Securities  and Exchange  Commission  or such  Exchange is closed for other than weekends and holidays;  (b) the Securities and Exchange  Commission has by order permitted  such  suspension;  or (c) an  emergency,  as  defined by rules of the
Securities  and  Exchange  Commission,  exists  during  which  time  the sale of
Portfolio  securities  or valuation of  securities  held by a Portfolio  are not reasonably practicable.

Each Portfolio also reserves the right to redeem a shareholder's  account if the shareholder's  aggregate  investment in the Fund falls below the minimum initial investment  amount,  which is  currently  $5,000.  The Fund will not close out a shareholder's  account  without  informing the  shareholder  in writing at least sixty (60) days before making such redemption.  During this time the shareholder may purchase additional shares in any amount necessary to bring the account back to $5,000.  The Fund will not redeem an  investor's  account  that is worth less than $5,000 solely due to a market decline.

                                       19

Redemption Requirements

All redemption requests must be in writing and should be submitted to:

                The Crowley Financial Group, Inc.
                3201-B Millcreek Road
                Suite H
                Wilmington, DE 19808.

The redemption request must:

      (1)       Identify the Portfolio and the shareholder's account number;
      (2)       State the number of shares to be redeemed; and
      (3)       Be  signed  by  each  registered  owner  exactly  as  the
                shares  are registered.
      (4)       If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be
                accompanied by an endorsed stock power) and submitted along with the redemption request.

When Signature Guarantees are Required

A signature  guarantee is required  for  redemption  requests:  (1) in an amount greater than  $10,000;  (2) a redemption to be paid to someone other than to the shareholder of record,  regardless of the dollar amount;  or (3) if the proceeds are to be sent other than to the address of record. The guarantor of a signature must be a national bank or trust company (not a savings  bank), a member bank of the Federal Reserve System or a member firm of a national  securities  exchange.
The Transfer Agent may require additional  supporting  documents for redemptions requested by corporations, executors, administrators,  trustees and guardians. A redemption  request is not considered to be properly received until the Transfer
Agent receives all required documents in proper form. Any questions with respect to the proper form for  redemption  requests  should be directed to the Transfer
Agent at (302) 994-4700.

Redemptions In-Kind

If the Board determines that it would be detrimental to the best interest of the remaining shareholders of a Portfolio to make payment in cash, the Portfolio may pay the amount of the redemption in whole or in part by a "redemption  in-kind."
A redemption in-kind is a payment in portfolio securities rather than cash. Such securities  will be valued at the time of the redemption by using the procedures to determine the  Portfolio's  net asset value.  The  shareholder may experience additional  expenses  such  as  brokerage  commissions  in  order  to  sell  the securities  received  from  the  Portfolio.  In-kind  payments  do not  have  to constitute a cross section of the securities in the Portfolio.  A Portfolio will not recognize  gain or loss for federal tax purposes on the  securities  used to complete an in-kind redemption,  but the shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Portfolio shares redeemed.

Shareholders  who have questions  about  redemption  requests should contact the
Transfer Agent at (302) 994-4700.

                                       20

                                  SPECIAL PLANS

Retirement Plans

Each Portfolio also offers its shares for use in certain Tax Sheltered  (such as
IRA, Keogh,  401(k) and 403(b)(7)  plans) and Withdrawal  Plans.  Information on these  Plans is  available  from the  Fund's  Distributor  or by  reviewing  the
Statement of Additional Information.

Exchange Privilege

Subject to the Fund's policies  prohibiting  excessive trading,  shareholders of one  Portfolio  may exchange all or part of their shares for shares in the other
Portfolio, at NAV. There is no fee for exchanges; however, shareholders may make no more  than two  exchanges  per  calendar  year.  Shares  of a  Portfolio  are available  only in states  where such shares may  lawfully  be sold.  The amount invested must equal or exceed the required  minimum  investment of the Portfolio that is purchased.  To exchange shares,  shareholders  should contact the Fund's
Distributor.  A  shareholder  requesting  an  exchange  will be  sent a  current prospectus  and an  exchange  authorization  form  to  authorize  the  exchange.
Exchanges may not be made by telephone. The Fund retains the right to modify the terms  of  its  exchange  privilege  or  to  terminate  the  privilege.  In  all circumstances,  the  Fund's  exchange  privileges  are  subject  to its  polices prohibiting excessive trading.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Each  Portfolio  will declare and pay annual  dividends to its  shareholders  of substantially all of its respective net investment income, if any, earned during the year from its investments.  Each Portfolio will also distribute net realized capital  gains,  if any, at least once each year.  Expenses  of the  Portfolios, including the advisory fee, are accrued each  business  day.  Dividends  will be reinvested and distributions will be made in additional shares of a Portfolio on the  payment  date,  unless the  shareholder  has  elected in writing to receive dividends or distributions  in cash. The additional  shares will be purchased at the NAV determined on the record date of the dividend or  distribution.  You may elect to  change  the  form of your  distributions  (i.e.,  cash or  shares)  by notifying the Transfer Agent in writing thirty days before the record date.

In general,  if you are a taxable investor,  distributions  from a Portfolio are taxable to you as either  ordinary  income or capital gain. This is true whether you reinvest your distributions in additional shares of the Portfolio or receive them in cash. Portfolio distributions of short-term capital gains are taxable to you as ordinary income.  Portfolio  distributions of long-term capital gains are taxable to you as long-term  capital gain no matter how long you have owned your shares.  A  portion  of  income  dividends  distributed  by a  Portfolio  may be qualified  dividend income  eligible for taxation by individual  shareholders at long-term capital gain rates,  provided certain holding period  requirements are met.

If you  invest  in a  Portfolio  shortly  before  the  record  date of a taxable distribution, the distribution will lower the value of the Portfolio's shares by the  amount of the  distribution,  and you will in effect  receive  some of your investment back, but in the form of a taxable distribution.

By law, a Portfolio  must withhold a portion of your taxable  distributions  and redemption proceeds unless you:

     o    provide  your  correct  social  security  or  taxpayer  identification number;
     o    certify that this number is correct;

                                       21

     o    certify that you are not subject to backup withholding; and
     o    certify that you are a U.S. person (including a U.S. resident alien).

A Portfolio also must withhold if the IRS instructs it to do so.

Every  January,  you will  receive a  statement  that  shows  the tax  status of distributions  you  received for the previous  year.  Distributions  declared in
December but paid in January are taxable as if they were paid in December.

When you sell your  shares of a  Portfolio,  you may  realize a capital  gain or loss. For tax purposes,  an exchange of your Portfolio  shares for shares of the other Portfolio are the same as a sale.

Portfolio  distributions  and  gain  from the sale or  exchange  of your  shares generally  will be subject to state and local taxes.  Non-U.S.  investors may be subject to U.S.  withholding and estate tax, and are subject to special U.S. tax certification  requirements.  You  should  consult  your tax  advisor  about the federal,  state,  local or foreign  tax  consequences  of your  investment  in a
Portfolio.

Additional  information  on tax  matters  relating to the  Portfolios  and their shareholders is included in the section entitled  "Dividends,  Distributions and
Taxes" in the Statement of Additional Information.

                                       22

                              FINANCIAL HIGHLIGHTS

Crowley Income Portfolio

The financial  highlights  table is intended to help you  understand The Crowley
Income  Portfolio's  financial  performance  for the past  five  years.  Certain information  reflects  financial  results of a single Portfolio share. The total returns in the table  represent  the rate that an investor  would have earned or lost on an  investment in the Income  Portfolio  (assuming  reinvestment  of all dividends and distributions).  This information has been audited by Tait, Weller
& Baker, the Fund's  independent  registered  accounting firm, whose report, along with the Income  Portfolio's  financial  statements,  are  incorporated by reference  into the Fund's  Statement of Additional  Information.  A copy of the
Fund's Annual Report  (including the report of Tait,  Weller & Baker) may be obtained from the Fund upon request at no charge.

                                        Fiscal Year Ended November 30,
                                        --------- --------- --------- ----------
                                   2004     2003     2002**     2001     2000
Net Asset Value,
  Beginning of Year               $10.50   $10.17   $10.68     $10.38   $10.56
                                  ------   ------   ------     ------   ------
Income from Investment
Operations:
Net Investment Income:             .44      .51      .58        .65      .71
Net Gains (Losses) on
 Securities
  (both realized and unrealized)  (.06)     .38     (.43)       .34     (.19)
                                  ------   ------   ------     ------   ------
Total from Investment Operations   .38      .89      .15        .99      .52
                                  ------   ------   ------     ------   ------
Less Distributions:
Dividends (from net investment
     income)                      (.50)    (.56)    (.66)      (.69)    (.70)
Distributions (from realized
  capital gains)                   ---      ---      ---        ---      ---
                                  ------   ------   ------     ------   ------
Total Distributions               (.50)    (.56)    (.66)      (.69)    (.70)
                                  ------   ------   ------     ------   ------
Net Asset Value, End of Year      $10.38   $10.50   $10.17     $10.68   $10.38
                                  ======   ======   ======     ======   ======

Total Return                      3.76%    9.19%    1.45%      10.08%   5.32%

Ratios/Supplemental Data:
Net Assets, End of Year
  (000s omitted)                  $11,268  $11,459  $11,101    $11,242  $10,724
Ratio of Expenses to Average Net
  Assets                          1.47%    1.43%    1.41%      1.39%    1.37%
Ratio of Net Investment Income
  to Average Net Assets           4.68%    4.85%    5.65%      6.20%    6.79%

Portfolio Turnover Rate           34.71%   51.07%   32.28%     30.12%   1.38%

**As required,  effective  December 1, 2001, the Fund has adopted the provisions of the AICPA  Audit and  Accounting  Guide for  Investment  Companies  and began amortizing  discount and premium on debt securities.  Had the Fund not amortized discount and premium on debt securities as adjustments to interest  income,  the net  investment  income  per  share  would  have  been $.57 and the ratio of net investment  income to average net assets  would have been  5.59%.  Per share and ratios  prior to December 1, 2001 have not been  restated to reflect this change in presentation.

                                       23

                              FINANCIAL HIGHLIGHTS

Crowley Diversified Management Portfolio

The financial  highlights  table is intended to help you  understand The Crowley
Diversified  Management  Portfolio's  financial  performance  for the past  five years.  Certain  information  reflects  financial  results of a single Portfolio share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment  in the  Diversified  Management  Portfolio
(assuming reinvestment of all dividends and distributions). This information has been audited by Tait,  Weller &  Baker,  the Fund's  independent  registered accounting firm, whose report, along with the Diversified Management Portfolio's financial statements, are incorporated by reference into the Fund's Statement of
Additional Information. A copy of the Fund's Annual Report (including the report of Tait,  Weller &  Baker) may be obtained  from the Fund upon request at no charge.

                                        Fiscal Year Ended November 30,
                                        --------- --------- --------- ----------
                                   2004     2003     2002       2001     2000
Net Asset Value,
  Beginning of Year               $9.60    $8.30    $10.20     $13.21   $14.40
                                  ------   ------   ------     ------   ------
Income from Investment
Operations:
Net Investment Income             (.13)    (.10)    (.09)      .12      .06
(Loss)
Net Gains (Losses) on
  Securities (both
  realized and unrealized         1.10     1.40     (1.81)     (2.39)   (.91)
                                  ------   ------   ------     ------   ------
Total from Investment
  Operations                      .97      1.30     (1.90)     (2.27)   (.85)
                                  ------   ------   ------     ------   ------
Less Distributions:
Dividends (from net
  investment income)               ---      ---      ---       (.15)    (.16)
Distributions (from
  realized capital gains)          ---      ---      ---       (.59)    (.18)
                                  ------   ------   ------     ------   ------
Total Distributions                ---      ---      ---       (.74)    (.34)
                                  ------   ------   ------     ------   ------
Net Asset Value, End of
  Year                           $10.57    $9.60     $8.30     $10.20   $13.21
                                  ======   ======   ======     ======   ======

Total Return                      10.10%   15.66%   (18.63%)   (18.31%) (6.20%)

Ratios/Supplemental
Data:
Net Assets, End of Year
     (000s omitted)               $5,612   $5,235   $4,651     $5,495   $6,573
Ratio of Expenses to
     Average Net Assets           2.10%    2.01%    1.89%      1.81%    1.86%
Ratio of Net Investment
      Income (Loss) to
      Average Net Assets          (1.30%)  (1.19%)  (1.06%)    .98%     .39%
Portfolio Turnover Rate           11.60%   3.76%    1.75%      6.81%    15.36%

                                       24

                             ADDITIONAL INFORMATION

You can find more information  about The Crowley  Portfolio Group,  Inc. and its
Portfolios  in the Statement of  Additional  Information  ("SAI") and Annual and
Semi-Annual Reports.

The SAI includes  expanded  information  about investment  practices,  risks and operations.  The SAI  supplements,  and is  incorporated  by reference into this
Prospectus.

The Annual and Semi-Annual  Reports focus on information  about each Portfolio's investments and performance. In these reports, you will find a discussion of the market  conditions and investment  strategies that  significantly  affected each
Portfolio's performance during the last fiscal year.

Free copies of these materials and other information about the Portfolios may be obtained by:

o    Calling (collect) or writing The Crowley Portfolio Group, Inc. at the phone number or address  listed  below.  The Fund does not  currently  maintain a website,  however,  information  is available via the internet by accessing the EDGAR Database  maintained by the  Securities  and Exchange  Commission
     ("SEC"), which is available at www.sec.gov.

o    Visiting the SEC's Public Reference Room in Washington,  DC. Information on
     the operation of the Public  Reference  Room may be obtained by calling the
     SEC at (1-202-942-8090).

o    Requesting  copies of this  information by writing to the Public  Reference
     Section of the SEC,  Washington,  DC 20549-0102 or by contacting the SEC at its e-mail address publicinfo@sec.gov (a copying fee may be charged).

o    Accessing the EDGAR Database on the SEC's Internet site at www.sec.gov.

                        THE CROWLEY PORTFOLIO GROUP, INC.
                              3201-B Millcreek Road
                              Wilmington, DE 19808
                                 (302) 994-4700

                                            Registrant's Registration File Nos.:
                           Securities Act of 1933 Registration File No. 33-30975
              Investment Company Act of 1940 Act Registration File No. 811-05875

                                       25

                        THE CROWLEY PORTFOLIO GROUP, INC.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 March 29, 2005

                          The Crowley Income Portfolio
                  The Crowley Diversified Management Portfolio

This Statement of Additional Information is not a Prospectus.  Information about the Fund and its Portfolios is included in the Prospectus  dated March 29, 2005.
No investment in shares of the  Portfolios  should be made without first reading the Prospectus. Certain information from the Annual Report has been incorporated by reference into this Statement of Additional  Information.  To get a free copy of the Prospectus or Annual Report,  write to the following  address or call the
Fund (collect) at (302) 994-4700.

                               INVESTMENT ADVISOR
                                 AND DISTRIBUTOR
                        THE CROWLEY PORTFOLIO GROUP, INC.
                              3201-B Millcreek Road
                              Wilmington, DE 19808
                                 (302) 994-4700

                                TABLE OF CONTENTS

FUND HISTORY AND CLASSIFICATION                                         3
INVESTMENT STRATEGIES AND RISKS                                         3
     FIXED INCOME SECURITIES                                            3
     MONEY MARKET SECURITIES                                            4
     REPURCHASE AGREEMENTS                                              5
     INVESTMENT COMPANY SECURITIES                                      6
     PORTFOLIO TURNOVER                                                 7
     FUTURES AND OPTIONS                                                7
     FOREIGN SECURITIES AND CURRENCY CONSIDERATIONS                     9
INVESTMENT RESTRICTIONS                                                 10
     FUNDAMENTAL INVESTMENT RESTRICTIONS                                10
MANAGEMENT OF THE FUND                                                  12
     BOARD OF DIRECTORS AND OFFICERS OF THE FUND                        12
     AUDIT COMMITTEE                                                    14
     COMPENSATION                                                       15
     EQUITY OWNERSHIP                                                   15
     CODE OF ETHICS                                                     16
     DISCLOSURE OF PORTFOLIO HOLDINGS                                   16
     PROXY VOTING POLICIES                                              16
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                     18
     CONTROL PERSONS                                                    18
     PRINCIPAL HOLDERS                                                  18
     MANAGEMENT OWNERSHIP                                               18
INVESTMENT ADVISOR                                                      18
     PORTFOLIO MANAGER                                                  20
DISTRIBUTOR                                                             21
ALLOCATION OF PORTFOLIO BROKERAGE                                       21
TRANSFER AND DIVIDEND DISBURSING AGENT                                  22
CUSTODIAN                                                               22
PURCHASE, REDEMPTION AND PRICING OF SHARES                              22
     TAX-SHELTERED RETIREMENT PLANS                                     23
ANTI-MONEY LAUNDERING PROGRAM                                           23
CAPITAL STOCK                                                           24
DIVIDENDS, DISTRIBUTIONS AND TAXES                                      24
GENERAL INFORMATION                                                     29
APPENDIX A - RATINGS                                                    30
APPENDIX B - INVESTMENT POLICIES OF UNDERLYING FUNDS                    31

                                       2

FUND HISTORY AND CLASSIFICATION

The Crowley  Portfolio  Group,  Inc.  (the  "Fund") is an  open-end  diversified investment company. It was organized as a series Maryland  corporation on August
15, 1989 and currently  offers  shares of two series.  The Fund's two series are
The Crowley Income Portfolio and The Crowley  Diversified  Management  Portfolio
(each, a "Portfolio" and collectively, the "Portfolios").  Crowley & Crowley
Corp.  (the  "Investment   Advisor")  serves  as  the  investment  manager  each
Portfolio.

INVESTMENT STRATEGIES AND RISKS

The objective of The Crowley  Income  Portfolio  (the "Income  Portfolio") is to
maximize  current  income,  consistent  with prudent risk.  The objective of The
Crowley   Diversified   Management   Portfolio  (the   "Diversified   Management
Portfolio")  is  high  total  return   consistent  with  reasonable   risk.  The
Portfolios'  objectives may not be changed  without  shareholder  approval.  The
Portfolios  will use a variety of investment  strategies in an effort to balance portfolio  risks and to hedge market risks.  There can be no assurance  that the objectives of the Portfolios will be achieved.

Each Portfolio seeks to achieve its objective by making investments  selected in accordance  with the  Portfolio's  investment  restrictions  and policies.  Each
Portfolio  will vary its  investment  strategy  to  achieve  its  objective,  as
described  in  the   Portfolio's   prospectus.   This  Statement  of  Additional
Information   contains  further   information   concerning  the  techniques  and
operations of each  Portfolio,  the securities in which it will invest,  and the policies it will follow.

The Income Portfolio will primarily  invest in debt securities,  dividend-paying stocks and preferred stocks. The Diversified  Management Portfolio  concentrates its investments in shares of registered investment companies. Each Portfolio may
invest  its  assets  directly  in  money  market   securities   whenever  deemed
appropriate  by the  Investment  Advisor to achieve the  Portfolio's  investment objective. Each Portfolio may invest in cash and cash equivalents (high quality, short-term  debt  securities or instruments  issued by  corporations,  financial institutions,  or the U.S. government) when the Investment Advisor anticipates a prolonged  or  significant  decline  in  market  conditions  applicable  to  the
Portfolio.  A Portfolio may not achieve its objective during periods when such a temporary defensive position is taken.

Fixed Income Securities

Lower-Rated,  High Risk  Securities.  Each Portfolio may invest up to 35% of its net assets in fixed income securities that are medium investment grade or lower, which  means  that they have a rating of Baa or lower as  determined  by Moody's
Investors  Service  ("Moody's") or BBB or lower by Standard & Poor's Ratings
Group  ("S&P(R)")  or are of comparable  quality.  The Portfolios  intend to invest in such  securities in order to take  advantage of additional  investment opportunities  that come to the attention of the Investment Advisor from time to time. Any additional  investments in fixed income  securities must be rated A or better by Moody's and S&P(R),  or deemed to be of comparable quality,  which means they are high investment grade or better.

Fixed income securities that are rated Baa by Moody's or BBB by S&P(R)or, if unrated, are of comparable quality, have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make  principal  and interest  payments than is the case with higher rated fixed income  securities.  Categories below this level are considered high yield,  high-risk securities (commonly referred to as "junk bonds").  Junk bonds are predominately  speculative and are subject to a substantial degree of credit risk. See Appendix A (Ratings) to this Statement of Additional  Information  for more rating information.

                                       3

The Portfolios will not invest in fixed income  securities which are rated lower than C by S&P(R),  Ca by Moody's or similarly by another rating agency,  or, if unrated, are considered to be of a lower quality than such ratings.  However, the Portfolios  may retain a fixed income  security whose rating drops below the minimal acceptable rating after being purchased.

Such lower-rated and unrated securities generally entail greater risk, including the possibility of default or bankruptcy of the issuers, or loss of principal or income.  Such securities  generally  involve greater price volatility and may be more  thinly  traded,  than  securities  in higher  rated  categories.  This may adversely  affect  and cause  large  fluctuations  in the net  asset  value of a
Portfolio. Also, it may be difficult for the Portfolios to accurately value such securities at certain  times or to sell such  securities  under  certain  market conditions. Adverse publicity and investor perceptions,  whether or not based on a  fundamental  analysis,  may decrease the values and  liquidity of junk bonds.
Legislative  and regulatory  developments  also could have a material  effect on junk bonds.

The economy and  interest  rates may affect  junk bonds  differently  than other securities. Prices are less sensitive to interest rate changes than higher-rated securities,  but more  sensitive  to  adverse  economic  changes  or  individual corporate developments.  Also, during an economic downturn or substantial period of rising  interest rates,  highly  leveraged  issuers may experience  financial stress which would  adversely  affect  their  ability to service  principal  and interest  payment  obligations,  to meet projected  business goals and to obtain additional  financing.  If the issuer of a junk bond  defaults,  a Portfolio may incur  additional  expenses  to seek  recovery.  Changes  by  recognized  rating agencies in their  rating of any security or its issuer  ordinarily  have a more dramatic  effect  on the  values  of these  junk  bonds  than on the  values  of higher-rated  securities.  Such  changes will affect the  Portfolios'  net asset value per share. For more  information  regarding the risks associated with junk bonds,  see "Junk Bonds" in the  "Appendix - Investment  Policies of  Underlying
Funds."

Money Market Securities

Each Portfolio may invest in money market securities,  which include: marketable securities  issued or guaranteed as to principal and interest by the  government of the United  States or by its  agencies or  instrumentalities,  domestic  bank certificates  of  deposit,  bankers'  acceptances,  prime  commercial  paper and repurchase agreements (secured by United States Treasury or agency obligations).

Securities  issued or  guaranteed  as to  principal  and  interest by the United
States  government  ("Government  Securities")  include  a variety  of  Treasury securities, which differ in their interest rates, maturities and dates of issue.
U.S.  Treasury  bills have a maturity of one year or less;  U.S.  Treasury notes have  maturities  of one to ten years;  U.S.  Treasury  bonds  generally  have a maturity of greater than five years. The Portfolios will only acquire Government
Securities  which are  supported  by the "full  faith and  credit" of the United
States.  Securities  that are  backed by the full faith and credit of the United
States include U.S.  Treasury bills,  U.S.  Treasury notes, U.S. Treasury bonds, and obligations of the Government  National  Mortgage  Association,  the Farmers
Home  Administration,   and  the  Export-Import  Bank.  The  Portfolios'  direct
investments in money market  securities  will generally  favor  securities  with shorter maturities (maturities of less than 60 days), which are less affected by price fluctuations than those with longer maturities.

Cash equivalents will consist of high-quality  money market  instruments,  which return  maximum  current  income and  maintain  preservation  of capital.  These
instruments  are  considered  safe  because  of  their  short-term   maturities,
liquidity and high-quality ratings.

Certificates  of deposit are  certificates  issued against funds  deposited in a commercial bank or a savings and loan  association for a definite period of time and earning a specified  return.  Bankers'  acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise,  which are "accepted" by a bank,  meaning, in effect, that the bank unconditionally  agrees to pay the face  value of the  instrument  on  maturity.
Investments  in bank  certificates  of  deposit  and  bankers'  acceptances  are generally  limited to domestic banks and savings and loan  associations that are members of the Federal Deposit Insurance Corporation or Federal Savings and Loan
Insurance Corporation having a net worth of at least one hundred million dollars
("Domestic   Banks")  and  domestic   branches  of  foreign  banks  (limited  to
institutions having total assets not less than $1 billion or its equivalent).

                                       4

Investments in prime commercial paper may be made in notes,  drafts,  or similar instruments  payable on demand or having a maturity at the time of issuance  not exceeding  nine  months,  exclusive  of days of grace,  or any  renewal  thereof payable on demand or having a maturity  likewise  limited.  Commercial  paper is limited  to the two  highest  ratings  of  Moody's  and  S&P(R).  Firms rate
borrowers  differently  according  to  their  classifications.   S&P(R)rates
companies from A for the highest quality to D for the lowest quality rating. The
A-rated  companies are also subdivided  into three groups  depending on relative strength.  Moody's  uses P-1 as their  highest  rating  along  with P-2 and P-3.
Commercial  Paper may be purchased that is rated P-1 or P-2 by Moody's or A-1 or
A-2 by  S&P(R).  Instruments  such as  commercial  paper and notes  that are issued by companies  having an  outstanding  debt rated within these two highest ratings may be purchased.

Repurchase Agreements

Under a  repurchase  agreement  a  Portfolio  acquires a debt  instrument  for a relatively  short  period  (usually  not more  than  one  week)  subject  to the obligations  of the seller to  repurchase  and of the  Portfolio  to resell such instrument at a fixed price. The use of repurchase  agreements  involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase  the  underlying  securities  at a  time  when  the  value  of  these securities has declined,  a Portfolio may incur a loss upon disposition of them.
If the seller of the agreement  becomes  insolvent and subject to liquidation or reorganization  under the Bankruptcy Code or other laws, a bankruptcy  court may determine that the  underlying  securities are collateral not within the control of the  Portfolio and  therefore  subject to sale by the trustee in  bankruptcy.
Finally,  it is possible  that a Portfolio may not be able to  substantiate  its interest  in the  underlying  securities.  While  management  of the  Portfolios acknowledges  these risks,  it is expected that they can be  controlled  through stringent security selection and careful monitoring  procedures.  The Portfolios will enter into  repurchase  agreements only with banks which are members of the
Federal  Reserve  System,  or  securities  dealers who are members of a national securities exchange or are market-makers in government  securities and report to the Market  Reports  Division  of the Federal  Reserve  Bank of New York and, in
either  case,  only where the debt  instrument  collateralizing  the  repurchase agreement is a U.S.  Treasury or agency  obligation  supported by the full faith and credit of the U.S. A repurchase  agreement may also be viewed as the loan of money by a Portfolio to the seller.  The resale  price  specified is normally in excess of the purchase price,  reflecting an agreed upon interest rate. The rate is effective for the period of time a Portfolio is invested in the agreement and may not be related to the coupon rate on the  underlying  security.  The term of these  repurchase  agreements will usually be short (from overnight to one week)
and at no time will a Portfolio  invest in  repurchase  agreements  of more than sixty days. The securities,  which are collateral for the repurchase agreements, however, may have maturity dates in excess of sixty days from the effective date of the repurchase  agreement.  A Portfolio will always  receive,  as collateral, securities  whose market value,  including  accrued  interest,  will be at least equal  to 102% of the  dollar  amount  to be paid to the  Portfolio  under  each agreement  at its  maturity,  and the  Portfolio  will  make  payment  for  such securities only upon physical delivery or evidence of book entry transfer to the account of the Custodian.  If the seller  defaults,  the Portfolio might incur a loss if the value of the collateral securing the repurchase  agreement declines, and might  incur  disposition  costs about  liquidation  of the  collateral.  In addition, if bankruptcy  proceedings are commenced with respect to the seller of the security,  collection  of the  collateral by the Portfolio may be delayed or limited.  A Portfolio may not enter into a repurchase  agreement  with more than seven days to maturity if, as a result, more than 10% of the market value of the
Portfolio's net assets would be invested in such repurchase  agreements together with any other illiquid assets.

                                       5

Investment Company Securities

(Diversified  Management  Portfolio ONLY) Each  investment  company in which the
Diversified  Management  Portfolio  invests  will  be  a  registered  investment company, and will operate subject to a variety of regulatory constraints.  While such  regulation  does not  guarantee  the  investment  success of an investment company,  or assure that it will not suffer  investment  losses,  the Investment
Advisor believes that such investment  companies provide a sound foundation upon which to base an investment portfolio.  By investing in a broad spectrum of such companies  the  Diversified  Management  Portfolio  hopes  to  benefit  from the collective research and analysis of many experienced investment personnel.

There are many types of investment companies. All maintain portfolios, which are generally  liquid,  but can be composed of  different  kinds of  securities  and involve different  objectives.  Such investment  companies may seek only income, only  appreciation,  or various  combinations of these. They may invest in money
market  securities,   short  or  long-term  bonds,  dividend  producing  stocks, tax-exempt  municipal  securities,  or a variety of other instruments.  They may seek speculative or conservative  investments  ranging from securities issued by new  companies to  securities  issued by  "blue-chip"  companies.  An investment company  which  has a policy of  holding  80% of its  assets in debt  securities maturing  in  thirteen  months or less,  or which  holds  itself out as a "money market  fund,"  will be  treated  as a  money  market  fund  by the  Diversified
Management Portfolio.

The Investment  Advisor will be responsible for monitoring and evaluating  these
kinds  of  factors  to  select  investment   company  fund  securities  for  the
Diversified  Management Portfolio in accordance with the policies and techniques described in the prospectus.

The  Diversified  Management  Portfolio,  by investing  in shares of  investment companies,  indirectly  pays a portion  of the  operating  expenses,  management expenses and brokerage costs of such companies as well as the expense of its own
operations.   Thus,  the  Diversified   Management  Portfolio's  investors  will
indirectly pay higher total  operating  expenses and other costs than they would pay by owning the underlying  investment  companies  directly.  The  Diversified
Management  Portfolio  attempts  to  identify  investment  companies  that  have demonstrated  superior  management in the past, thus possibly  offsetting  these factors by producing  better  results and/or lower costs and expenses than other investment  companies.  There  can be no  assurance  that  this  result  will be achieved.

Investment decisions by the investment managers of the underlying funds are made independently  of  the  Diversified  Management  Portfolio  and  the  Investment
Advisor.  Therefore,  the  investment  manager  of one  underlying  fund  may be purchasing  shares  of the  same  issuer  whose  shares  are  being  sold by the investment  manager of another such underlying fund. The result of this would be
an  indirect   expense  to  the   Diversified   Management   Portfolio   without
accomplishing any investment purpose.

The Diversified  Management Portfolio expects that it will select the investment companies in which it will invest based,  in part,  upon an analysis of the past and projected  performance and investment structure of the investment companies.
However, the Diversified Management Portfolio must consider other factors in the selection of investment  companies.  These other factors  include the investment company's  size,  shareholder  services,  liquidity,  investment  objective  and investment  techniques,  etc.  The  Diversified  Management  Portfolio  will  be affected by the losses of its underlying investment companies,  and the level of risk arising from the investment practices of such investment companies (such as repurchase agreements,  quality standards,  or lending of securities) and has no control  over the risks  taken by such  investment  companies.  The  Diversified
Management  Portfolio  can also elect to redeem  (subject  to the 1%  limitation discussed  in  the  Portfolio's  prospectus)  its  investment  in an  underlying investment  company  (or sell it if the  company  is a  closed-end  one) if that action is considered necessary or appropriate.

                                       6

Portfolio Turnover

It is not the  policy of the  Portfolios  to  purchase  or sell  securities  for short-term trading purposes, but each Portfolio may sell securities to recognize gains or avoid potential for loss. A Portfolio will, however, sell any portfolio security  (without  regard  to the time it has been  held)  when the  Investment
Advisor  believes that market  conditions,  creditworthiness  factors or general economic  conditions warrant such a step. The Fund presently  estimates that the annualized portfolio turnover rates for the Income Portfolio and the Diversified
Management Portfolio generally will not exceed 100% and 200%, respectively. High portfolio  turnover  (100% or more) will involve  additional  transaction  costs
(such as higher  brokerage  commissions or sales charges or adverse tax effects)
which are borne by the respective Portfolio. (See "Dividends,  Distributions and
Taxes" in the  prospectus.)  For the fiscal  years ended  November  30, 2003 and
2004,  the portfolio  turnover  rates for the Income  Portfolio  were 51.07% and
34.71%, respectively. For the fiscal years ended November 30, 2003 and 2004, the portfolio  turnovers for the  Diversified  Management  Portfolio  were 3.76% and
11.60%, respectively.

Futures and Options

Although they do not currently do so, each  Portfolio may seek to protect itself from  anticipated  market action by using  "hedging"  techniques that it expects will generate gains which would offset losses on other  securities  owned by the
Portfolio.  These  hedging  techniques  could  involve  combinations  of various techniques,  such as the purchase or sale of stocks or the use of stock options, stock index options,  stock index futures and options thereon to seek to achieve increases  in the values of such options and futures  which offset  decreases in the values of other  securities  owned by a Portfolio.  The  Investment  Advisor would  select  which  specific  technique(s)  to use based upon  analysis of the holdings of each of the Portfolios, market conditions, relative costs and risks, tax effects and other  factors.  There can be  variations  between the  relative movements of investments and the hedge selected with respect to that investment.
This may increase or decrease the gains or losses each Portfolio achieves by its hedging relative to losses or gains on the hedged investments.  A Portfolio will limit its  investments  in  futures  or  options  premiums  to 5% or less of its assets. The following  descriptions  illustrate some of the techniques and risks involved in such hedging.

Options.  Each Portfolio may purchase and/or write ("sell") call and put options that are traded on U.S.  Securities  Exchanges.  Each  Portfolio may enhance its objective  by  receiving  premiums  for writing  covered  call and put  options.
Although each Portfolio would receive premium income from these techniques,  any appreciation  realized  would  be  limited  by the  terms  of the  option.  Each
Portfolio may purchase call options to protect  against an increase in the price of securities  that it  ultimately  wants to buy. It may purchase put options to protect the securities in its portfolio against a decline in market value.

Stock Index  Futures.  Each  Portfolio may purchase and sell stock index futures contracts.  A Portfolio may sell stock index futures  contracts in  anticipation of, or during a market decline to attempt to offset the decrease in market value of its common stocks that might otherwise  result. A Portfolio may also purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase.

Options on Stock Indexes and Stock Index  Futures.  Each  Portfolio may purchase and/or  write  call and put  options  on stock  indexes  that are traded on U.S.
Exchanges. The Portfolios may also purchase and/or write call and put options on stock index futures, which are traded on U.S. Exchanges.  Options on stock index futures are similar to options on stocks or options on stock indexes.

                                       7

If used, the selection of the foregoing techniques or any combination of them to be used at any  particular  time will depend upon an  assessment of the relative implementation  costs and the liquidity of the  particular  secondary  market in which such options,  stock index futures, and options on stock indexes and stock index futures are traded.

Risks of  Transactions in Stock Options,  Stock Index Futures,  Options on Stock
Indexes and Options on Stock Index Futures. An option position may be closed out only on an U.S.  Exchange that provides a secondary  market for an option of the same series. Although the Portfolios will generally purchase or write only those options for which the Investment  Advisor  believes there is an active secondary market, there is no assurance that a liquid secondary market on an U.S. Exchange will exist for any  particular  option or futures  contract.  In such event,  it might not be possible to effect closing  transactions  in particular  options or futures  contracts.  As a result, a Portfolio would have to exercise its options in order to realize any profit or allow the option to expire.  The  inability to closeout  these options or futures could have an adverse effect on a Portfolio's ability to  effectively  hedge its  securities and could result in a loss to the
Portfolio.  If exercised,  the Portfolio would incur brokerage  commissions upon the  subsequent  disposition  of underlying  securities  acquired.  An imperfect correlation  exists between the options or futures and securities  being hedged.
Success of any hedging position depends on the ability of the Investment Advisor to  predict a stock  and  interest  rate  movement.  The  skills  necessary  for successful  use of hedges are  different  than those  used in the  selection  of equity or fixed income securities. If the Investment Advisor is incorrect in its forecasts regarding market values, interest rates, and other applicable factors, a Portfolio  utilizing  these  investment  techniques may be in a worse position than  if the  investment  techniques  had  never  been  used.  Accordingly,  the
Portfolios historically have not significantly engaged in hedging transactions.

In addition,  adverse market movements could cause a Portfolio to lose up to its full investment in a call or option  contract  and/or to experience  substantial losses on an investment in a futures contract.  A Portfolio also risks a loss of margin  deposits in the event of  bankruptcy of a broker with whom the Portfolio has an open position in a futures contract or option.

While the Portfolios have not adopted  fundamental  limitations on their futures or  options  activities,  they must  comply  with  certain  requirements  of the
Securities  and  Exchange   Commission  and  the  Commodities   Futures  Trading
Commission.  For example, these provisions require that each Portfolio shall not purchase  or sell  any  futures  or puts or  calls  on  futures  if  immediately thereafter  the sum of the  amount  of the  Portfolio's  margin  deposits  (both initial and variation  deposits) and premiums paid for  outstanding  puts and/or calls on  futures  would  exceed  5% of the  value  of its  total  assets.  This limitation could,  however,  change if regulatory  provisions  applicable to the
Portfolios  were to be changed.  In general,  the Portfolios  will not engage in transactions in future  contracts or related options for speculation but only as a hedge  against  changes  resulting  from  market  conditions  in the values of securities  held in the  Portfolio  or which a  Portfolio  intends to  purchase.
Historically,   neither   Portfolio   has   significantly   engaged  in  hedging
transactions.  Although it is not a  fundamental  policy,  a Portfolio  will not purchase  or sell  futures  contracts  or purchase  or sell  related  options if immediately  thereafter  more than 30% of its net assets  would be so  invested.
Shareholders will be notified in advance of any change in this limitation.

By writing a call option,  the Portfolio  limits its  opportunity to profit from any increase in the market value of the  underlying  security above the exercise price of the option.  By writing a put option, a Portfolio assumes the risk that it may be required to purchase the  underlying  security  for an exercise  price higher than its current  market  value,  resulting  in a potential  capital loss unless the security subsequently appreciates in value.

                                       8

Foreign Securities and Currency Considerations

The  Diversified  Management  Portfolio  may  invest  in  shares  of  registered
investment   companies  that  invest  in  foreign  securities.   Investments  in
securities  of foreign  issuers  may  involve  greater  risks that those of U.S.
issuers.  There is  generally  less  information  available  to the public about
non-U.S.  companies and less  government  regulation and supervision of non-U.S.
stock  exchanges,  brokers  and listed  companies.  Non-U.S.  companies  are not
subject  to  uniform  global  accounting,   auditing  and  financial   reporting
standards, practices and requirements. Securities of some non-U.S. companies are less liquid and their prices more  volatile than  securities of comparable  U.S.
companies.  Securities  trading  practices  abroad may offer less  protection to investors. Settlement of transactions in some non-U.S. markets may be delayed or may be less frequent  than in the U.S.,  which could affect the liquidity of the underlying fund's portfolio, and, in turn, the Diversified Management Portfolio.
Additionally,   in  some  non-U.S.   countries,  there  is  the  possibility  of
expropriation   or  confiscatory   taxation,   limitations  on  the  removal  of
securities,   property  or  other  assets  of  the  fund,  political  or  social instability,  or diplomatic  developments which could affect U.S. investments in those countries.  The Diversified Management Portfolio intends to invest in such registered  investment  companies that diversify  broadly among  countries,  but reserves the right to invest in investment  companies  that invest a substantial portion of assets in one or more  countries if economic and business  conditions warrant such investments.  The Investment Advisor will consider these factors in managing the Diversified Management Portfolio's investments.

The  U.S.  dollar  market  value of the  underlying  funds'  investments  and of dividends  and  interest  earned  by the  underlying  funds,  and in  turn,  the
Diversified  Management  Portfolio may be  significantly  affected by changes in currency exchange rates. Some currency prices may be volatile,  and there is the possibility  of  governmental  controls  on currency  exchange  or  governmental intervention in currency  markets,  which could adversely  affect the underlying funds and, in turn, the Diversified  Management  Portfolio.  Although underlying funds may attempt to manage currency exchange rate risks,  there is no assurance that the underlying  funds will do so at an appropriate  time or that it will be able to predict  exchange  rates  accurately.  For example,  if any of the funds increase their  exposure to a currency and that  currency's  price  subsequently falls,  such currency  management may result in increased losses to those funds.
Similarly,  if any of the funds decrease  their exposure to a currency,  and the currency's price rises,  those funds will lose the opportunity to participate in the currency's  appreciation.  These events may adversely affect the Diversified
Management Portfolio.

In addition,  the Portfolios have the authority to invest (directly) up to 5% of
their  respective  assets  in  foreign   securities,   including   sponsored  or
unsponsored  American  Depositary  Receipts  ("ADRs") for  securities of foreign issuers, and the authority to invest an additional 5% of their respective assets in  sponsored  or  unsponsored  ADRs  only.  The  underlying  funds in which the
Diversified  Management  Portfolio  invests  may also  invest in ADRs.  ADRs are receipts typically issued by a U.S. bank or trust company  evidencing  ownership of underlying  foreign  securities.  These securities are not denominated in the same currency as their underlying  securities,  but rather in U.S. dollars.  The issuers of unsponsored ADRs are not obligated to disclose  material  information in the United States and therefore  there may not be a correlation  between such information  and the market value of  unsponsored  ADRs.  Investment  in foreign issuers, directly or through ADRs, involves certain risks, which are in addition to the usual risks inherent in domestic investments. Such risks include the fact that there may be less publicly  available  information about foreign companies, and such companies are generally not subject to uniform accounting, auditing and financial reporting standards.

                                       9

INVESTMENT RESTRICTIONS

The Fund has  adopted  the  investment  restrictions  set  forth  below for each
Portfolio  in  addition  to those  discussed  in the  Prospectus.  Some of these investment  restrictions are fundamental policies of the Portfolios,  and cannot be  changed  without  the  approval  of a  majority  of the  outstanding  voting securities.  As stated in the Investment  Company Act of 1940, as amended ("1940
Act"), a "vote of a majority of the  outstanding  voting  securities"  means the affirmative vote of the lesser of:

     (i)  more than 50% of the outstanding shares; or
     (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding  shares  are  represented  at the  meeting in person or by proxy.

With  the  exception  of  investment  restriction  relating  to  borrowing  (see sub-paragraph  (f) below),  so long as percentage  restrictions  are observed by each  Portfolio  at the time it  purchases  any  security,  changes in values of particular  Portfolio  assets or the assets of a  Portfolio  as a whole will not cause a violation of any of the Fund's fundamental investment restrictions.

Fundamental Investment Restrictions

Each  Portfolio's  investment  objective is  fundamental  and may not be changed without  shareholder  approval as described  above. In addition,  as a matter of fundamental policy, each Portfolio will not:

(a) as to 75% of the Portfolio's total assets,  invest more than 5% of its total assets in the securities of any one issuer.  (This  limitation does not apply to cash  and cash  items,  securities  issued  by other  investment  companies  and obligations issued or guaranteed by the United States  Government,  its agencies or instrumentalities.)

(b)  purchase  more than 10% of the voting  securities,  or more than 10% of any class of  securities  of any  issuer.  For  purposes  of this  restriction,  all outstanding fixed income securities of an issuer are considered as one class.

(c) purchase or sell commodities or commodity futures  contracts,  provided that each  Portfolio may enter into futures  contracts  and related  options and make initial and variation margin deposits in connection therewith.

(d) make loans of money or  securities,  except:  (i) by the  purchase  of fixed income  obligations  in which  the  Portfolio  may  invest  consistent  with its
investment  objective  and  policies;   or  (ii)  by  investment  in  repurchase
agreements.

(e) invest in securities  of any company if, to the knowledge of the  Portfolio, any  officer or director of the Fund or the  Investment  Advisor  owns more than
0.5% of the  outstanding  securities  of such  company  and  such  officers  and directors  (who own more  than  0.5%) in the  aggregate  own more than 5% of the outstanding securities of such company.

(f) borrow money,  except the Portfolio may borrow from banks: (i) for temporary or emergency  purposes in an amount not exceeding 5% of the Portfolio's  assets;
or (ii) to meet redemption  requests that might  otherwise  require the untimely disposition of portfolio securities,  in an amount up to 33 1/3% of the value of the Portfolio's  total assets  (including the amount  borrowed) valued at market less  liabilities  (not including the amount borrowed) at the time the borrowing was made.  While  borrowings  exceed 5% of the  value of the  Portfolio's  total assets, the Portfolio will not purchase securities.  Interest paid on borrowings will reduce net income.

                                       10

(g) pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount  up to 33 1/3%  of the  value  of its  net  assets  but  only  to  secure borrowings for temporary or emergency purposes, such as to effect redemptions.

(h) purchase the securities of any issuer, if, as a result, more than 10% of the value of a  Portfolio's  net assets  would be  invested in  securities  that are
subject   to  legal  or   contractual   restrictions   on  resale   ("restricted
securities"),  in  securities  for which there are no readily  available  market quotations, or in repurchase agreements maturing in more than seven days, if all such securities would constitute more than 10% of the Portfolio's net assets.

(i) issue senior securities;

(j) engage in the underwriting of securities except insofar as the Portfolio may be deemed an  underwriter  under the  Securities  Act of 1933 in  disposing of a portfolio security;

(k) purchase or sell real estate or interests therein,  although it may purchase securities  of issuers  which engage in real estate  operations  and  securities which are secured by real estate or interests therein;

(l)  invest for the  purpose of  exercising  control  or  management  of another company;

(m) purchase oil, gas or other mineral  leases,  rights or royalty  contracts or exploration or development programs, except that the Portfolio may invest in the securities of companies which invest in or sponsor such programs;

(n) concentrate  (invest 25% or more of the value of its assets) its investments in any  industry  (this  restriction  does not apply to The Crowley  Diversified
Management Portfolio with respect to registered investment companies);

(o) make purchases of securities on "margin," or make short sales of securities, provided  that each  Portfolio  may enter into  futures  contracts  and  related options and make initial and variation margin deposits in connection therewith.

For the Crowley Diversified Management Portfolio only

The Crowley Diversified Management Portfolio will not

(a) invest in any investment company if a purchase of its shares would result in the Portfolio and its  affiliates  owning more than 3% of the total  outstanding stock of such investment company.

(b)  invest  in any  investment  company  which  itself  does not  qualify  as a diversified investment company under the Internal Revenue Code.

                                       11

MANAGEMENT OF THE FUND

Board of Directors and Officers of the Fund

The Board of Directors of the Fund consists of six individuals, four of whom are not  "interested  persons"  of the Fund as that term is defined in the 1940 Act.
The Directors are  fiduciaries for the Fund's  shareholders  and are governed by the laws of the state of Maryland in this regard. The Directors,  in addition to functions  set forth under  sections  "Investment  Advisor"  and  "Distributor,"
review the actions of the officers and decide on general policy.

Compensation  to officers and Directors of the Fund who are affiliated  with the
Investment  Advisor or the Distributor is paid by the Investment  Advisor or the
Distributor,  respectively,  and  not by the  Fund.  The  names,  addresses  and occupational  history of the  Directors  and  principal  executive  officers are listed below.

Interested Directors/1/
--------------------- ---------------- ------------ -------------------------------- ------------ ----------------
                                                                                        # of
                                         Term of                                     Portfolios
                                         Office/2/                                     in Fund         Other
                                       and Length                                      Complex     Directorships
Name, Age, Address      Position(s)      of Time     Principal Occupation During      Overseen        Held by
 (Date of Birth)      Held With Fund     Served             Past Five Years          by Director     Director
--------------------- ---------------- ------------ -------------------------------- ------------ ----------------
Robert A.  Crowley/1/ President,       Since        Vice President, Crowley &        2         None
3201-B Millcreek Road Treasurer, and   Inception    Crowley Corp. (financial
Wilmington, DE 19808  Director                      planning and registered
(March 15, 1958)                                    investment advisor) (formerly
                                                    Crowley Planning & Management
                                                    Corp.) from November, 1986
                                                    until present; Vice President,
                                                    The Crowley
                                                    Financial Group, Inc.
                                                    (financial management firm and
                                                    transfer agent) from February,
                                                    1990 to present; Vice
                                                    President, Crowley Real Estate
                                                    Services, Inc. from September,
                                                    1986 until present; General
                                                    Partner, Crowley Securities
                                                    (registered broker-dealer)
                                                    from February, 1985 until
                                                    present; Partner, Crowley
                                                    Insurance, (insurance
                                                    brokerage) July, 1986 until
                                                    present.
--------------------- ---------------- ------------ -------------------------------- ------------ ----------------
Frederick J. Crowley, Vice             Since        President, Crowley & Crowley     2         None
Jr./1/                President,       Inception    Corp. (financial planning and
3201-B Millcreek Road Secretary and                 registered investment advisor)
Wilmington, DE 19808  Director                      (formerly Crowley Planning and
(March 30, 1956)                                    Management Corp.) from
                                                    November, 1986 until present;
                                                    President and Treasurer, The
                                                    Crowley Financial Group, Inc.
                                                    (financial management firm and
                                                    transfer agent) from February,
                                                    1990 to present; Vice
                                                    President, Crowley Real Estate
                                                    Services, Inc. (real estate
                                                    brokerage) from September,
                                                    1986 until present; General
                                                    Partner, Crowley Securities
                                                    (registered broker-dealer)
                                                    from February, 1985 until
                                                    present; Partner, Crowley
                                                    Insurance (insurance
                                                    brokerage) July, 1985 until
                                                    present.

                                       12

--------------------- ---------------- ------------ -------------------------------- ------------ ----------------

Independent Directors
--------------------- ---------------- ------------ -------------------------------- ------------ ----------------
                                                                                        # of
                                         Term of                                     Portfolios
                                         Office/2/                                     in Fund         Other
                                        and Length                                      Complex     Directorships
 Name, Age, Address     Position(s)      of Time     Principal Occupation During      Overseen        Held by
 (Date of Birth)      Held With Fund     Served             Past Five Years           by Director     Director
 --------------------- ---------------- ------------ -------------------------------- ------------ ----------------
William O.  Cregar    Director         Since        Retired.  Formerly Security          2         None
4556 Simon Road                        Inception    Director, E.I.  duPont de
Wilmington, DE 19803                                Nemours & Co. (manufacturer
(May 2, 1925)                                       of chemicals and related
                                                    products), until December,
                                                    1990.
--------------------- ---------------- ------------ -------------------------------- ------------ ----------------
Bruce A.  Humphries   Director         Since        Operations Senior Manager,           2         None
33 Stonewold Way                       Inception    Dade Behring, Inc.
Greenville, DE 19807                                (manufacture of clinical
(August 28, 1947)                                   diagnostic instruments), 1998
                                                    to Present; Operations
                                                    Planning Manager for Virology
                                                    Business, E.I. duPont de
                                                    Nemours & Co. (manufacturer of
                                                    chemicals and related
                                                    products), 1986 to 1997.
---------------------- ---------------- ------------ -------------------------------- ------------ ----------------
Daniel J.  Piscitello Director         Since        Director of Creative Services,       2         None
3933 Branches Lane                     Inception    Lenox Collections
Doylestown, PA 18901                                (manufacturer of tableware and
(November 5, 1941)                                  collectibles), 1986 to Present.
--------------------- ---------------- ------------ -------------------------------- ------------ ----------------

                                       13

--------------------- ---------------- ------------ -------------------------------- ------------ ----------------
Peter Veenema         Director         Since        Senior Research Engineer,            2         None
1211 Norbee Drive                      Inception    E.I.  duPont de Nemours
Wilmington, DE 19803                                (manufacturer of chemicals and
(May 25, 1949)                                      related products) , 1989 to
                                                    Present.
--------------------- ---------------- ------------ -------------------------------- ------------ ----------------

Officers
--------------------- ---------------- ------------ -------------------------------------------------------------
                                         Term of
                                         Office/1/
                                       and Length
                        Position(s)      of Time
 Name, Age, Address    Held With Fund     Served     Principal Occupation During Past Five Years
--------------------- ---------------- ------------ -------------------------------------------------------------
Catherine Crowley     Asst.            Since        Officer Manager, Crowley & Crowley Corp. (financial
3201-B Millcreek Road Secretary &  Inception    planning and advisor) (formerly Crowley Management Corp.);
Wilmington, DE 19808  Asst. Treasurer               Secretary, The Crowley Financial Group, Inc. (financial
April 10, 1935                                      management firm and transfer agent) from February 1990 to
                                                    present.
--------------------- ---------------- ------------ -------------------------------------------------------------
___________________

/1/ Robert A.  Crowley  and  Frederick  J.  Crowley  are  brothers  and are each considered to be an  "interested  person" of the Fund, as defined under the 1940
Act, due to their positions as officers of Crowley and Crowley Corp., the Fund's
Investment  Advisor,  and General Partners of Crowley  Securities,  which is the
Fund's distributor.
/2/ Each  Director and officer  shall hold office until his or her  successor is elected and qualified.

Audit Committee

The Fund  has an Audit  Committee,  which  assists  the  Board of  Directors  in fulfilling its duties relating to the Fund's accounting and financial  reporting practices,  and also serves as a direct line of communication  between the Board of Directors and the independent  auditors.  The specific functions of the Audit
Committee  include  recommending  the engagement or retention of the independent auditors,  reviewing with the  independent  auditors the plan and the results of the  auditing  engagement,  approving  professional  services  provided  by  the independent  auditors prior to the  performance of such services,  reviewing the independence of the independent auditors, reviewing the scope and results of the
Fund's  procedures  for internal  auditing,  and reviewing the Trust's system of internal accounting controls.

The Audit Committee is made up entirely of all of the  Independent  Directors as follows:  William O. Cregar,  Bruce A. Humphries,  Daniel J.  Piscitello,  Peter
Veenema. During the fiscal year ended November 30, 2004, there were two meetings of the Audit  Committee.  All of the members of the Audit Committee were present for the meetings.

                                       14

Compensation

For his service as Director,  each  independent  director of the Fund receives a
$2,000 annual fee. The interested  directors of the Fund receive no compensation for  their  service  as  Directors.  The  table  below  details  the  amount  of compensation  received by the Directors  from the Fund for the fiscal year ended
November  30,  2004.   Presently,   none  of  the  executive   officers  receive
compensation from the Fund.

------------------------ --------------------- ----------------------- --------------------- -------------------
                                                                                               Total Compensation
                               Aggregate        Pension or Retirement     Estimated Annual     from Fund and Fund
                           Compensation from     Benefits Accrued as        Benefits Upon        Complex Paid to
Name and Position                 Fund          Part of Fund Expenses        Retirement            Directors*
------------------------ ---------------------- ----------------------- ---------------------- --------------------
Robert A. Crowley**,             None                    None                   None               None
President, Treasurer
   and Director
------------------------ ---------------------- ----------------------- ---------------------- --------------------
Frederick J. Crowley,
Jr.**, Vice President,           None                    None                   None               None
Secretary and Director
------------------------ ---------------------- ----------------------- ---------------------- --------------------
  William O. Cregar,            $2,000                   None                   None               $2,000
       Director
------------------------ ---------------------- ----------------------- ---------------------- --------------------
       Bruce A.
      Humphries,                $2,000                   None                   None               $2,000
       Director
------------------------ ---------------------- ----------------------- ---------------------- --------------------
      Daniel J.
     Piscitello,                $2,000                   None                   None               $2,000
       Director
------------------------ ---------------------- ----------------------- ---------------------- --------------------
    Peter Veenema,              $2,000                   None                   None               $2,000
       Director
------------------------ ---------------------- ----------------------- ---------------------- --------------------
_______________
* The "Fund Complex"  presently  consists of two investment  companies,  each an individual series of the Registrant.
** Deemed to be an  "interested  person" of the Fund as  defined  under the 1940
Act.

Equity Ownership

The following tables provide the dollar range of equity securities beneficially owned by the board members of the Fund as of December
31, 2004.

Interested Directors
--------------------- ----------------------------- -------------------------- -----------------------------
                                                                                Aggregate Dollar Range of
                                                                                 Equity Securities in All
                                                     Dollar Range of Equity       Registered Investment
                         Dollar Range of Equity            Securities             Companies Overseen by
                               Securities              in the Diversified         Director in Family of
Name of Director        in the Income Portfolio             Portfolio              Investment Companies
--------------------- ----------------------------- -------------------------- -----------------------------
Robert A. Crowley                 None                      $0-10,000                   $0-10,000
--------------------- ----------------------------- -------------------------- -----------------------------
Frederick J. Crowley,        $10,001-50,000              $10,001-50,000              $50,001-100,000
Jr.
--------------------- ----------------------------- -------------------------- -----------------------------

                                       15

Independent Directors
---------------------- ---------------------------- -------------------------- -----------------------------
                                                                                Aggregate Dollar Range of
                                                                                 Equity Securities in All
                                                     Dollar Range of Equity       Registered Investment
                         Dollar Range of Equity            Securities             Companies Overseen by
                               Securities              in the Diversified         Director in Family of
Name of Director        in the Income Portfolio             Portfolio              Investment Companies
---------------------- ---------------------------- -------------------------- -----------------------------
William O. Cregar             Over $100,000               Over $100,000               Over $100,000
---------------------- ---------------------------- -------------------------- -----------------------------
Bruce A. Humphries                None                   $50,001-100,000             $50,000-100,000
---------------------- ---------------------------- -------------------------- -----------------------------
Daniel J. Piscitello          Over $100,000               Over $100,000               Over $100,000
---------------------- ---------------------------- -------------------------- -----------------------------
Peter Veenema                $10,001-50,000              $10,001-50,000              $50,001-100,000
---------------------- ---------------------------- -------------------------- -----------------------------

Code of Ethics

The Fund has  adopted  and  approved a joint Code of Ethics for  certain  access persons of the Fund,  which  includes  its  Directors  and certain  officers and employees of the Fund, Investment Advisor and Distributor. The Code of Ethics is
designed to ensure that Fund  insiders  act in the  interest of the Fund and its shareholders with respect to any personal trading of securities.  Under the Code of Ethics,  access  persons  are  prohibited  from  knowingly  buying or selling securities that are being purchased,  sold or considered for purchase or sale by the  Portfolios.  The Code of Ethics  contains  even more  stringent  investment restrictions  and  prohibitions  for insiders who participate in the Portfolios'
investment  decisions.  The  Code of  Ethics  also  contains  certain  reporting requirements and securities trading clearance procedures.

Disclosure of Portfolio Holdings

The Board of Directors has adopted portfolio  holdings  disclosure  policies and procedures to govern the  disclosure of the portfolio  holdings of the Fund. The
Investment   Advisor  and  the  Board  of  Directors   considered  each  of  the
circumstances  under which the Fund's  portfolio  holdings  may be  disclosed to
different  categories  of  persons  under  the  Policies  and  Procedures.   The
Investment  Advisor  and the  Board of  Directors  also  considered  actual  and potential material conflicts that could arise in such circumstances  between the interests of the Fund's shareholders and those of the Investment Advisor and its affiliates.

After giving due  consideration  to such matters and after the exercise of their fiduciary  duties  and  reasonable  business  judgment,  the Board of  Directors determined  that the Fund  has a  legitimate  business  purpose  for  disclosing portfolio  holdings to the following persons on an ongoing basis: (i) the Fund's independent  public  registered  accounting firm; (ii) the Fund's legal counsel;
and (iii) the Fund's  service  providers  that are  affiliates of the Investment
Advisor. In addition,  the Fund may disclose,  for legitimate business purposes, complete  portfolio  holdings at times the Fund's chief compliance officer deems appropriate  and in the best  interest  of  shareholders,  to rating and ranking organizations,  financial  printers,  proxy voting  service  providers,  pricing information  vendors,  third-parties  that deliver  analytical,  statistical  or consulting  services and other third parties that provide  services to the Fund.
Any  such   disclosure  is  conditioned   on:  (i)  the   recipient's   duty  of
confidentiality  pursuant to a signed non-disclosure agreement ("NDA"); and (ii)
the  release of such  information  would not  otherwise  violate  the  antifraud provisions of the federal securities laws or the Fund's or Investment  Advisor's fiduciary  duties.  Such  disclosures  can be made  without a signed  NDA if the information  is released to the public at or before the time the  information is released  to the third party and the release of the  information  is  consistent with the Fund's policies and procedures.

                                       16

Subject  to the  continuing  oversight  by the  Board of  Directors,  the  Board delegated to the Fund's chief  compliance  officer the authority to disclose the
Fund's portfolio  holdings  provided that any such disclosure is consistent with the applicable  federal  securities laws and regulations and the Fund's policies and procedures.  The Board of Directors  exercises  continuing  oversight of the disclosure of Fund portfolio  holdings by: (i) overseeing the implementation and enforcement of the portfolio holdings  disclosure  policies and procedures,  the
Fund's code of ethics and policies and procedures regarding the misuse of inside information  by the  chief  compliance  officer  of the Fund;  (ii)  considering reports and  recommendations  by the chief  compliance  officer  concerning  any material  compliance  matters  (as  defined in Rule 38a-1 under the 1940 Act and
Rule  206(4)-7  under the  Investment  Advisers  Act of 1940)  that may arise in connection with any portfolio holdings governing policies; and (iii) considering whether to approve or ratify any amendment to any portfolio  holdings  governing policies.  The Fund will not make any elective  non-public  disclosures to third parties other than as described above. The Board of Directors reserves the right to amend  the  Fund's  policies  and  procedures  regarding  the  disclosure  of portfolio  holdings of the Fund at any time and from time to time without  prior notice in its sole discretion.

Pursuant to Rules 30b1-5 and 30b2-1  under the 1940 Act, the Fund must  publicly disclose  100% of its  portfolio  holdings on a quarterly  basis in  shareholder reports or other required SEC filings as of a date  approximately  60 days after quarter end. Accordingly, the Fund shall publicly disclose 100% of its portfolio holdings in quarterly  reports  approximately  60 days after each quarter-end as required by SEC rules cited above.  The Fund may publicly  disclose  100% of its portfolio  holdings  with a shorter  delay,  but no less than 45 days after each quarter  end,  to  facilitate  timely  release  of  information  for  legitimate purposes, as described above.

The Fund's policies and procedures prohibit the Fund and the Investment Advisor, including any of the Investment  Advisor's  affiliates,  or any other person, to pay or  receive  any  compensation  or other  consideration  of any type for the purpose of  obtaining  disclosure  of the  Fund's  portfolio  holdings  or other investment positions. As used herein,  "consideration" includes any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Investment Advisor or by any its affiliates.

Proxy Voting Policies

The Income  Portfolio  invests  primarily  in a  diversified  portfolio of fixed income (non-voting) securities.

The Diversified  Management Portfolio  concentrates its investments by investing primarily in securities of other open-end registered  investment  companies.  In accordance  with the federal  securities  laws that regulate mutual funds, if an underlying  fund submits a matter to  shareholders  for a vote, the  Diversified
Management  Portfolio  will  either  vote the  shares:  (i) in  accordance  with instructions  received from Diversified  Management Portfolio  shareholders;  or
(ii) in the same proportion as the vote of all other holders of such securities.

The  recommendation  of  management  on any  issue  is a  factor  that  the Fund considers in determining how proxies should be voted,  but is not  determinative of the Fund's ultimate decision. As a matter of practice, the votes with respect to most  issues  are cast in  accordance  with  the  position  of the  company's management.  Each issue,  however, is considered on its own merits, and the Fund will not support the position of the company's management in any situation where it deems that the  ratification of management's  position would adversely affect the investment merits of owning that company's shares.

Any  vote  presenting  a  conflict  of  interest  between  a  Portfolio  and the
Investment Advisor or Distributor,  or their affiliates, will be resolved in the interests of the Portfolio and its shareholders.

                                       17

The Fund will attempt to process every proxy it receives.  However, there may be situations  in which the Fund  cannot  process  proxies,  for  example,  where a meeting  notice was  received too late,  or sell orders  preclude the ability to vote.  The Fund may abstain  from voting  under  certain  circumstances  or vote against  items  such as "Other  Business"  when the Fund is not  given  adequate information  from the company.  Copies of the Fund's  proxy  voting  records are available  free of charge by  calling  the Fund  collect at (302)  997-4700.  In addition,  copies of the Fund's proxy voting records for the twelve-month period ending June 30 are posted on the SEC website at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As of  January 1, 2005,  there  were no control  persons of the Fund.  "Control"
means:
     (a)  the  beneficial  ownership,  either  directly  or through  one or more controlled  companies,  of more than 25% of the voting securities of a company;
     (b)  the   acknowledgment   or  assertion  by  either  the   controlled  or
          controlling party of the existence of control; or
     (c)  a final  adjudication  under  section  2(a)(9)  of the  1940  Act that control exists.

Principal Holders

As of January  1, 2005 the  following  shareholders  were known to own of record more than 5% of the outstanding shares of the Fund:

Portfolio               Shareholder/Address          Percentage of the Portfolio
Income Portfolio        Ronald E. Cooney                         11.89%
                        Wilmington, DE

                        Albert R. & Patricia A. Forster           6.38%
                        Glendale, AZ

                        William O. Cregar                         5.62%
                        Wilmington, DE

Diversified Management  Joyce Boylen                              8.09%
Portfolio               Wilmington, DE

Management Ownership

As of January 1, 2005 the  Fund's  officers  and  directors  and  members of the
Investment Advisor as a group own 7.13% of the shares outstanding of The Crowley
Income Portfolio and 10.28% of the shares outstanding of The Crowley Diversified
Management Portfolio.

INVESTMENT ADVISOR

The Investment Advisor's principal offices are located at 3201-B Millcreek Road,
Suite H,  Wilmington,  DE 19808.  The Investment  Advisor manages each Portfolio
under  separate  management   contracts  (each,  a  "Management   Contract"  and
collectively,  the  "Management  Contracts").  The  Management  Contract for The
Crowley  Income  Portfolio  became  effective on December 6, 1989 for an initial term of two years.  Shareholders of the Income Portfolio approved its Management
Contract  on  November  29,  1990.  The  Management  Contract  for  The  Crowley
Diversified  Management  Portfolio initially became effective on March 31, 1995.
The  Management  Contracts are initially  effective  for a two-year  term,  and, thereafter,  continue in effect from  year-to-year  only if such  continuance is approved  annually by either:  (i) the Fund's Board of  Directors;  or (ii) by a vote of a  majority  of the  outstanding  voting  securities  of the  respective
Portfolio  of the Fund and,  in either  case,  by the vote of a majority  of the directors who are not parties to the Management  Contract or interested  persons
(as  such  term is  defined  in the  1940  Act of any  party  to the  Management
Contract, voting in-person at a meeting called for the purpose of voting on such approval.  The  Management  Contract for each Portfolio may be terminated at any time without penalty by the Fund's Board of Directors,  or by a majority vote of the outstanding shares of the Portfolio;  or by the Investment  Advisor, in each instance  on not less  than 60 days'  written  notice  and  shall  automatically terminate in the event of its assignment.

                                       18

At the meeting of the Board of  Directors  held on December 1, 2004,  the Board, including a majority of the Independent  Directors,  considered and approved the renewal of each  Portfolio's  management  agreement for an  additional  one-year period.  In approving the continuation of each management  agreement,  the Board considered  a number  of  factors  including:  the  nature  and  quality  of the
Investment Advisor's  management services;  the experience and qualifications of the Investment Advisor's personnel;  the proposed fee structures,  the existence of any fee waivers, and each Portfolio's  anticipated expense ratios in relation to those of other investment companies having comparable investment policies and limitations;  the fees charged by the  Investment  Advisor and other  investment advisers to similar clients; the direct and indirect costs which may be incurred by the  Investment  Advisor and its  affiliates in  performing  services for the
Portfolios; possible economies of scale arising from the Portfolios' size and/or anticipated  growth;  other possible benefits to the Investment  Advisor and its
affiliates   arising  from  its  relationships   with  the  Fund;  and  possible
alternative fee structures or bases for determining fees.

The  Board  reviewed  information  that had  been  furnished  to each  Director, including the  Portfolios'  performance  information  (unaudited) for the fiscal year ended on November  30,  2004 and the  Investment  Advisor 's Form ADV.  The
Board  evaluated  each  Portfolio's  performance in comparison to other funds in each  Portfolio's  respective peer group.  The Board also reviewed and discussed the fees, expenses and expense ratios of each Portfolio. The Board evaluated the fees the Investment  Advisor  received from each  Portfolio,  as compared to the fees paid to other investment  companies with similar investment  objectives and strategies,  as  well  as the  breadth  of  services,  including  administrative services  that the  Investment  Advisor  provides  to the Fund.  The Board  also compared  the fees and  expenses  incurred by each  Portfolio  with the fees and expenses  paid by other funds in each  Portfolio's  respective  peer group.  The
Board also reviewed the experience,  performance and financial  condition of the
Investment  Advisor and the performance and experience of Mr. Robert A. Crowley, the Fund's  portfolio  manager.  The Board also  reviewed the overall  portfolio management process,  including the effect of each Portfolio's  strategies on its performance.

The Board, including the Independent  Directors,  determined that the management fee and total expenses of each  Portfolio,  were reasonable in relation to other funds in each  Portfolio's  respective peer groups of funds,  and concluded that the management  fees were fair, both on an absolute basis and in comparison with other funds in each  Portfolio's peer group and the industry at large. The Board determined that the performance  results of the Portfolios were  reasonable,  as compared with relevant performance standards and appropriate market indexes, and that  shareholders  had received  reasonable value in return for paying the fees and expenses of the Portfolios.  The Board, including the Independent Directors, therefore  concluded that the continuation of the management  agreement for each
Portfolio was in the best interests of the Portfolio and its shareholders.

                                       19

Both Frederick J. Crowley,  Jr. and Robert A, Crowley are affiliates of both the
Fund and the  Investment  Advisor.  Frederick J. Crowley,  Jr., Vice  President,
Secretary and Director of the Fund, and Robert A. Crowley, President,  Treasurer
and  Director  of the  Fund,  each  own 50% of the  voting  common  stock of the
Investment Advisor. The Investment Advisor was organized in 1986 and principally provides  investment  advice to  individuals.  The  Investment  Advisor does not provide investment advice to any other investment companies.

Each Management  Contract also identifies the right of the Investment Advisor to the use of the name  "Crowley,"  and the Fund may be required to change its name if the Investment Advisor ceases to act as advisor to the Portfolios.

Fees Paid to the Investment Advisor.  The management fees for each Portfolio are paid  monthly at the  annual  rate of 0.60% and 1.00% of the  average  daily net assets of The Crowley Income  Portfolio and The Crowley  Diversified  Management
Portfolio,  respectively. For the fiscal years ended November 30, 2002, 2003 and
2004,  the  Investment  Advisor  received fees of $66,307,  $68,722 and $68,505, respectively,  under the  Management  Contract  for the Income  Portfolio.  With
regard to the  Diversified  Management  Portfolio,  for the fiscal  years  ended
November 30, 2002, 2003 and 2004 the Investment  Advisor received fees under the
Management Contract of $48,926, $45,761 and $54,526, respectively.

The Investment  Advisor has committed to the Fund to offset the management  fees payable by The Crowley Diversified Management Portfolio by the fees that Crowley
Securities,  the Fund's Distributor and an affiliate of the Investment  Advisor, receives  in  connection  with  the  purchase  and  sale of  investment  company securities for the Diversified Management Portfolio for which Crowley Securities is the dealer of record  and which have an  associated  sales  charge,  12b-1 or shareholder servicing fee. The Investment Advisor will offset management fees on a monthly basis, consistent with its receipt of such fees.

Portfolio  Manager.  The portfolio  manager for each  Portfolio is Mr. Robert A.
Crowley, Vice President of the Investment Advisor. Mr. Crowley has been managing the Income Portfolio since its inception in 1989 and the Diversified  Management
Portfolio since its inception in 1995. Mr. Crowley  received his law degree from
Widener  University  School  of Law in 1998,  his  Chartered  Financial  Analyst
certification in 1990, his Bachelor of Science Degree in Business Administration
from the  University  of  Delaware  in 1980 and his  Masters  Degree in Business
Administration from George Washington  University in 1985. Prior to managing the
Portfolios,  Mr. Crowley managed individual  securities  accounts in addition to engaging in financial planning activities.

In addition to managing the  Portfolios,  Mr.  Crowley  serves as the  portfolio manager for other individual  managed accounts advised by the Investment Advisor
(the "Managed  Accounts").  As of November 30, 2004,  Mr.  Crowley served as the portfolio manager for 349 Managed Accounts that had approximately $40,000,000 in total assets.  With respect to each of the Managed  Accounts,  the advisory fees received by the Investment Advisor are based on a percentage of assets.  Neither the Investment Advisor nor Mr. Crowley charges investment advisory fees based on account performance.

The Investment Advisor does not believe any material conflicts of interest exist as a result of Mr.  Crowley  acting as the portfolio  manager for the Portfolios and the Managed  Accounts.  There may be times when the  Investment  Advisor may recommend  purchases  and/or  sales of the  same  portfolio  securities  for the
Portfolios  and the  Managed  Accounts.  In such  circumstances,  it will be the policy of the  Investment  Advisor to  allocate  purchases  and sales  among the
Portfolios and its Managed  Accounts in a manner  consistent with the Investment
Advisor's  code of ethics  and which the  Investment  Advisor  deems  equitable,
taking  into   consideration   such  factors  as  the  size  of  the   accounts,
concentration of holdings, investment objectives, tax status, cash availability, purchase costs,  holding periods and other  pertinent  factors  relative to each account.

                                       20

Mr. Crowley  receives a fixed salary from the Investment  Advisor.  In addition,
Mr.  Crowley  is one of the two  beneficial  owners of the  common  stock of the
Investment Advisor.  Accordingly,  Mr. Crowley's total remuneration  received in connection with his services with the Investment  Advisor is based upon: (i) the advisory fees paid to the Advisor by the Fund and the Managed Accounts; (ii) the
Investment Advisor's retained earnings with respect to such advisory fees; (iii)
the   Advisor's   expenses   and   liabilities   related  to  the  advisory  and
administrative  services provided to the Fund and the Managed Accounts; and (iv)
Mr.  Crowley's  ownership  of  fifty  per  centum  of the  common  stock  of the
Investment Advisor.

As of November 30, 2004,  Mr.  Crowley  beneficially  owned less than $10,000 of shares issued by the Diversified  Management  Portfolio and did not beneficially own any shares of the Income Portfolio. As used herein,  beneficial ownership is determined in accordance with Rule 16a-1(a)(2) of the Securities Exchange Act of
1934. Mr.  Crowley's  primary  personal  investment  objectives  differ from the investment  objectives of the  Diversified  Management  Portfolio and the Income
Portfolio.

DISTRIBUTOR

Crowley Securities (the "Distributor"),  located at 3201-B Millcreek Road, Suite
H, Wilmington,  DE 19808, is distributor under separate Distribution  Agreements for each Portfolio  dated December 6, 1989 for The Crowley Income  Portfolio and
March  31,  1995  for The  Crowley  Diversified  Management  Portfolio  (each an
"Agreement").  Each  Distribution  Agreement  is renewed  annually by either the
Fund's Board of Directors or by a vote of a majority of the  outstanding  voting securities of the  respective  Portfolio of the Fund and, in either case, by the vote of a majority of the Fund's disinterested directors,  voting in-person at a meeting called for the purpose of voting on such  approval.  Each Agreement will terminate  automatically  in the  event  of its  assignment.  Pursuant  to  each
Agreement, the expenses of printing all sales literature, including prospectuses used as sales material,  are to be borne by the Distributor.  The Distributor is also the exclusive agent for the Portfolios' shares, and has the right to select selling dealers to offer the shares to investors.  Frederick J. Crowley, Jr. and
Robert A. Crowley,  officers of the Investment  Advisor,  are also equal general partners and registered representatives of the Distributor, which is, therefore, an  affiliated  person  of the Fund.  The  Distributor's  offices  are at 3201-B
Millcreek Road, Suite H, Wilmington, DE 19808.

ALLOCATION OF PORTFOLIO BROKERAGE

The Crowley  Portfolio  Group,  Inc.,  in effecting  the  purchases and sales of portfolio  securities for the account of the Portfolios,  will seek execution of trades  either:  (i) at the most  favorable and  competitive  rate of commission charged by any broker, dealer or member of an exchange; or (ii) at a higher rate of  commission  charges if  reasonable  in relation to  brokerage  and  research services  provided to the Portfolios or the  Investment  Advisor by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following:  (i) information as to the availability of securities for purchase or sale;  (ii)  statistical or factual  information;  or (iii) opinions pertaining to investments.  The Investment Advisor may use research and services provided to it by brokers and dealers in servicing all of its clients,  however, not all such services will be used by the Investment  Advisor in connection with a Portfolio.

The Investment  Advisor is responsible  for making the investment  decisions for each Portfolio subject to instructions described in the prospectus. The Board of
Directors  may,  however,  impose  limitations  on the  allocation  of portfolio brokerage.  For the  fiscal  years  ended  November  30,  2002,  2003 and  2004, aggregate  brokerage  commissions for The Crowley Income  Portfolio,  were $400,
$575 and $1,250 for each of those years,  respectively.  There were no brokerage commissions paid by The Crowley Diversified Management Portfolio for each of the fiscal years ended November 30, 2002, 2003 and 2004.

                                       21

TRANSFER AND DIVIDEND DISBURSING AGENT

The Crowley  Financial Group,  Inc. ("CFG") serves as the Fund's transfer agent, dividend  disbursing agent and redemption agent for redemptions,  performing all the usual or ordinary  services  required,  including:  receiving and processing orders and  payments  for  purchases of shares,  opening  stockholder  accounts, preparing annual stockholder  meeting lists,  mailing proxy material,  receiving
and  tabulating   proxies,   mailing   stockholder   reports  and  prospectuses,
withholding  certain taxes on  nonresident  alien  accounts,  disbursing  income
dividends  and  capital  distributions,   preparing  and  filing  U.S.  Treasury
Department Form 1099 (or equivalent) for all stockholders, preparing and mailing confirmation  forms to  stockholders  for all  purposes  and  redemption  of the
Portfolios'  shares  and all other  confirmable  transactions  in  stockholders'
accounts,   recording   reinvestment  of  dividends  and  distributions  of  the
Portfolios'  shares and causing  redemption of shares for and  disbursements  of proceeds to withdrawal plan  stockholders.  CFG will also be responsible for the
Fund's compliance with anti-money  laundering  regulations.  CFG is under common control with the Investment Advisor and the Distributor and, as compensation for its services, receives an asset-based fee.

CUSTODIAN

Wilmington Trust Company,  Rodney Square North,  Wilmington,  DE, 19890, acts as the Custodian of the securities and cash of each Portfolio.

PURCHASE, REDEMPTION AND PRICING OF SHARES

The  shares  of each  Portfolio  of the Fund  are  continuously  offered  by the
Distributor.  Orders  will not be  considered  complete  until  the  Distributor receives  a  completed  account  application  form and  payment  for the  shares purchased.  Once both are  received,  such orders will be  confirmed at the next determined  net asset value (based upon  valuation  procedures  described in the prospectus)  as of the  close of  business  of the  business  day on  which  the completed order is received, normally 4:00 p.m. Eastern Standard Time. Completed orders received after 4:00 p.m.,  Eastern Standard Time will be confirmed at the next day's price.

Investments  in any Portfolio may also be made through  investment  dealers that have  sales  agreements  with the  Distributor.  Such  dealers  should  send the investor's  Investment  Application and payment for the shares of a Portfolio to the Distributor. Payment should be made by check. Purchase and redemption orders placed by dealers will be confirmed at the public offering price calculated next after receipt of the properly  completed  Investment  Application and receipt of payment  for shares by the  Custodian.  It is the  responsibility  of dealers to transmit  purchase orders so that they will be received by the Custodian by 4:00
p.m.  Eastern  standard time.  Orders received after 4:00 p.m.  Eastern standard time will be priced at the public offering price in effect at 4:00 p.m.  Eastern
Standard  Time on the next  business day. To date,  Crowley  Securities  has not retained any selling dealers.

Money market  securities  with less than sixty days  remaining to maturity  when acquired  by a  Portfolio  will  be  valued  on an  amortized  cost  basis  by a
Portfolio, excluding unrealized gains or losses thereon from the valuation. This is  accomplished  by valuing the  security at cost and then  assuming a constant amortization to maturity of any premium or discount.  If a Portfolio  acquires a money market  security with more than sixty days  remaining to its maturity,  it will be valued at current market value until the 60th day prior to maturity, and will then be valued on an amortized cost basis based upon the value on such date unless the Board  determines  during such 60 day period that this amortized cost value does not represent fair market value.

                                       22

Tax-Sheltered Retirement Plans

Shares of each Portfolio of the Fund are available to all types of  tax-deferred retirement  plans  including  IRA's,  Keogh  Plans and  tax-sheltered  custodial accounts described in Section 403(b)(7) of the Internal Revenue Code.  Qualified
investors benefit from the tax-free  compounding of income dividends and capital gains distributions.

Individual  Retirement  Accounts  (IRA)  --  Individuals,  who  are  not  active participants (and, when a joint return is filed, who do not have a spouse who is an active participant) in an employer maintained retirement plan are eligible to contribute  on a deductible  basis to an IRA account.  The IRA deduction is also retained  for  individual  taxpayers  and married  couples with  adjusted  gross incomes not in excess of certain  specified  limits.  All  individuals  who have earned income may make  nondeductible IRA contributions to a separate account to the extent that they are not  eligible  for a  deductible  contribution.  Income earned by an IRA account will continue to be tax deferred. A special IRA program is available for employers  under which the employers may establish IRA accounts for their  employees in lieu of  establishing  tax qualified  retirement  plans.
Known as SEP-IRAs  (Simplified Employee Pension- IRA), they free the employer of many of the record  keeping  requirements  of  establishing  and  maintaining  a tax-qualified retirement plan trust.

If you have received a lump sum distribution from another  qualified  retirement plan,  you may  rollover all or part of that  distribution  into the Fund's IRA.
Your  rollover  contribution  is  not  subject  to  the  limits  on  annual  IRA contributions.  By acting  within  applicable  time limits,  you can continue to defer Federal income taxes on your lump sum  contribution and on any income that is earned on that contribution.

Keogh Plans for Self-Employed -- If you are a self-employed individual,  you may establish a  Self-Employed  Retirement  (Keogh)  Plan and  contribute  up to the maximum amounts  permitted for your plan under current tax laws. Under a Defined
Benefit  Keogh  Plan,  you may  establish  a program  with a specific  amount of retirement income as your objective.  The annual contributions needed to achieve this goal are calculated actuarially and can sometimes exceed the tax-deductible contributions allowed under a regular Keogh Plan.

Tax-Sheltered  Custodial  Accounts -- If you are an employee of a public school, state college or university,  or a nonprofit  organization exempt from tax under
Section  501(c)(3) of the  Internal  Revenue  Code,  you may be eligible to make contributions  into a custodial  account  (pursuant to section  403(b)(7) of the
IRC) which invests in Fund shares. Such  contributions,  to the extent that they do not  exceed  certain  limits,  are  excludable  from the gross  income of the employee for federal income tax purposes.

How to  Establish  Retirement  Accounts  -- All the  foregoing  retirement  plan options  require special plan  documents.  Please call us to obtain  information regarding the establishment of retirement plan accounts.  In the case of IRA and
Keogh  Plans,  Delaware  Charter  Guarantee  and Trust  Company acts as the plan custodian with regard to plan establishment and maintenance.  You should consult
with  your  attorney  or  other  tax  advisor  for  specific   advice  prior  to
establishing a plan.

ANTI-MONEY LAUNDERING PROGRAM

The Fund has  established  an  Anti-Money  Laundering  Compliance  Program  (the
"Program")  as required by the Uniting and  Strengthening  America by  Providing
Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA
PATRIOT  Act").  The  U.S.   Department  of  Treasury  allows  mutual  funds  to
contractually delegate the implementation and operation of anti-money laundering programs to  affiliated  or  unaffiliated  service  providers,  such as a fund's transfer agent.

                                       23

Procedures to implement the Program include, but are not limited to, determining that the Fund's  transfer agent has  established  proper  anti-money  laundering procedures,  reports suspicious and/or fraudulent  activity,  checks shareholder names against  designated  government  lists,  including Office of Foreign Asset
Control  ("OFAC"),  and does a complete and  thorough  review of all new opening
account  applications.   In  addition,   the  transfer  agent  will  provide  to
appropriate  federal and state examination  authorities  information and records relating to the Fund's Program and will submit to any  examination or inspection with regard to such Program. Finally, the transfer agent will provide reports to the Fund's Board  concerning  compliance  with the Program on at least an annual basis and at such other times as may be reasonably necessary or requested by the
Board.  However,  please be aware that the Fund will not transact  business with any person or entity whose  identity  cannot be  adequately  verified  under the provisions of the USA PATRIOT Act.

CAPITAL STOCK

The authorized  capital stock of The Crowley  Portfolio Group,  Inc. consists of
500,000,000  shares  of common  stock  with a par  value of $0.01  each.  At the present time,  150,000,000  shares of such stock have been  allocated to each of
The Crowley Income Portfolio and The Crowley Diversified  Management  Portfolio.
Each share has equal dividend,  voting, liquidation and redemption rights. There are no conversion or preemptive rights.

Shares, when issued,  will be fully-paid and  non-assessable.  Fractional shares have proportional voting rights. Shares of the Portfolios do not have cumulative voting  rights,  which  means  that the  holders  of more than 50% of the shares voting for the  election of  Directors  can elect all of the  Directors  if they choose to do so and, in such event, the holders of the remaining shares will not be able to elect any person to the Board of Directors.  The  shareholders of the
Portfolios will vote together to elect directors and on other matters  affecting the entire Fund. However, each Portfolio's  shareholders will vote separately by
Portfolio on matters  specific to a Portfolio,  such as changing the  investment objective or restrictions governing a Portfolio.

Shareholder  inquiries  should  be made  directly  to the  Distributor  at (302)
994-4700.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Distributions of net investment  income. The Portfolios receive income generally in the form of dividends and interest on their  investments.  This income,  less expenses  incurred in the operation of a Portfolio,  constitutes the Portfolio's net investment  income from which  dividends may be paid to you. The Diversified
Management  Portfolio's  income consists primarily of dividends it receives from underlying  funds less the  estimated  expenses  of the  Diversified  Management
Portfolio.  If you are a taxable investor, any distributions by a Portfolio from such income (other than qualified  dividends) will be taxable to you as ordinary income. A portion of the income dividends paid to you may be qualified dividends eligible to be taxed at reduced rates.

Distributions of qualified dividend income. Under the Jobs and Growth Tax Relief
Reconciliation  Act of 2003 (2003 Tax Act),  dividends  earned on the  following income  sources will be subject to a maximum rate of tax of 15% for  individuals
(5% for individuals in the 10% and 15% federal rate bracket):

o dividends paid by domestic corporations, and
o dividends paid by qualified foreign corporations, including:

                                       24

     -    corporations incorporated in a possession of the U.S.,
     -    corporations  eligible  for  benefits  of a  comprehensive  income tax treaty with the United States that the Treasury Department  determines is satisfactory (including an exchange of information program), and
     -    corporations  whose  stock  is  readily  tradable  on  an  established securities market in the United States.

For  individuals  in the 10%  and  15% tax  brackets,  the  rate  for  qualified dividends received in calendar year 2008 is further reduced from 5% to 0%.

Dividends from  corporations  exempt from tax,  dividends from foreign  personal holding companies,  foreign investment  companies and passive foreign investment companies  (PFICs),  and dividends paid from interest  earned by a Portfolio (or the  Diversified  Management  Portfolio's  underlying  funds) on debt securities generally will not qualify for this favorable tax treatment.

Both a Portfolio (and, in the case of the Diversified Management Portfolio,  its underlying  funds) and the investors must each  separately  meet certain holding
period   requirements  to  qualify  Portfolio   dividends  for  this  treatment.
Specifically, a Portfolio (and the Diversified Management Portfolio's underlying funds)  must hold the  stock  for at least 61 days  during  the  121-day  period beginning 60 days before the stock  becomes  ex-dividend.  Similarly,  investors must hold their Portfolio  shares for at least 61 days during the 121-day period beginning  60 days  before the  Portfolio  distribution  goes  ex-dividend.  The ex-dividend  date is the first date  following the  declaration of a dividend on which the  purchaser of stock is not  entitled to receive the dividend  payment.
When counting the number of days you held your Portfolio shares, include the day you sold your shares but not the day you acquired these shares.

While the income  received in the form of a  qualified  dividend is taxed at the same rates as long-term  capital gains,  such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example,  you will not be allowed to offset your long-term  capital  losses against  qualified dividend income on your federal income tax return. Any qualified dividend income that  you  elect  to be taxed at these  reduced  rates  also  cannot  be used as investment income in determining your allowable investment interest expense. For other  limitations on the amount of or use of qualified  dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, a Portfolio  will  designate  the portion of its ordinary  dividend  income that meets the  definition of qualified  dividend income taxable at reduced rates. If 95% or more of a Portfolio's  income is from qualified  sources,  it will be allowed to designate 100% of its ordinary income distributions as qualified  dividend income.  This designation rule may have the effect of converting small amounts of ordinary income or net short-term  capital gains,  that  otherwise  would be taxable as  ordinary  income,  into  qualified dividend income eligible for taxation at reduced rates.

Distributions  of capital gain. The  Portfolios and any underlying  funds of the
Diversified  Management Portfolio may realize capital gain or loss in connection with sales or other dispositions of their portfolio securities.  The Diversified
Management  Portfolio may also realize  capital gain or loss in connection  with
sales  or  other   dispositions  of  its  interests  in  underlying  funds.  For shareholders of the Portfolios,  distributions  from net short-term capital gain will be taxable to you as ordinary income,  and distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long  you  have  held  your  shares  in a  Portfolio.  For  shareholders  of the
Diversified  Management  Portfolio,  distributions from an underlying fund's net short-term capital gain will be taxable to the Diversified  Management Portfolio and, in turn, to you as ordinary income. Distributions from an underlying fund's net  long-term  capital  gain  will be  taxable  to the  Diversified  Management
Portfolio and, in turn, to you as long-term capital gain, regardless of how long you have  held your  shares in the  Diversified  Management  Portfolio.  Any net capital gain realized by a Portfolio  generally  will be  distributed  once each year,  and may be  distributed  more  frequently,  if  necessary,  to  reduce or eliminate excise or income taxes on the Portfolio.

                                       25

Capital gain dividends and any net long-term  capital gains you realize from the sale  of  Portfolio  shares  are  subject  to a  maximum  rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets).
For  individuals  in the 10% and 15% tax  brackets,  the rate for net  long-term capital gains realized in calendar year 2008 is further reduced from 5% to 0%.

Effect of foreign  investments  on  distributions.  Most foreign  exchange  gain realized on the sale of debt  securities  by the  Portfolios or by an underlying fund of the  Diversified  Management  Portfolio  is treated as ordinary  income.
Similarly,  foreign  exchange  loss  realized  on the  sale of  debt  securities generally is treated as ordinary loss.

With respect to either Portfolio,  this gain when distributed will be taxable to you as ordinary income, and any loss will reduce the Portfolio's ordinary income otherwise  available for  distribution  to you. This treatment could increase or decrease the  Portfolio's  ordinary income  distributions  to you, and may cause some or all of the Portfolio's previously distributed income to be classified as a return of capital.  A return of capital  generally  is not taxable to you, but reduces the tax basis of your shares in the Portfolio.  Any return of capital in excess of your basis,  however, is taxable as capital gain. The Portfolio may be subject to foreign  withholding taxes on income from certain foreign securities.
This, in turn, could reduce ordinary income distributions to you.

With respect to the Diversified Management Portfolio, foreign exchange gain when distributed by an underlying fund to the Diversified  Management  Portfolio will be taxable to the Diversified  Management  Portfolio as ordinary income, and any loss will reduce an underlying  fund's ordinary income  otherwise  available for distribution  to the  Diversified  Management  Portfolio.  This treatment  could increase or decrease an underlying  fund's ordinary income  distributions to the
Diversified Management Portfolio and, in turn, to you, and may cause some or all of the underlying  fund's  previously  distributed  income to be classified as a return of capital to the Diversified  Management Portfolio.  A return of capital generally is not taxable to the Diversified  Management  Portfolio,  but reduces the Diversified Management Portfolio's tax basis in its shares of the underlying fund. Any return of capital in excess of Diversified  Management Portfolio's tax basis is taxable to the  Diversified  Management  Portfolio  as a capital  gain.
Certain  underlying funds may be subject to foreign  withholding taxes on income from certain  foreign  securities.  This could reduce such an underlying  fund's ordinary income  distributions to the Diversified  Management  Portfolio and, in
turn, to you.

Information  on the amount and tax character of  distributions.  Each  Portfolio will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid,  and will  advise you of their tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held  Portfolio  shares  for a  full  year,  the  Portfolio  may  designate  and distribute  to you, as ordinary  income or capital  gain, a percentage of income that may not be equal to the actual  amount of this type of income earned during the period of your investment in the Portfolio.

Election to be taxed as a  regulated  investment  company.  Each  Portfolio  has elected to be treated as a regulated  investment  company under  Subchapter M of the Internal  Revenue  Code (the  "Code").  Each  Portfolio  has  qualified as a regulated  investment  company for its most recent  fiscal year,  and intends to continue to qualify  during the current  fiscal year. As a regulated  investment company, a Portfolio generally pays no federal income tax on the income and gain it  distributes  to you.  The  Board  reserves  the right  not to  maintain  the qualification of a Portfolio as a regulated  investment company if it determines such a course of action to be  beneficial  to  shareholders.  In such a case,  a
Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable  income and gain,  and  distributions  to you will be taxed as  ordinary dividend income to the extent of the Portfolio's earnings and profits.

                                       26

Excise tax  distribution  requirements.  To avoid federal excise taxes, the Code requires a Portfolio  to  distribute  to you by  December 31 of each year,  at a minimum, the following amounts: 98% of its taxable ordinary income earned during the  calendar  year;  98% of its  capital  gain net  income  earned  during  the twelve-month  period ending  October 31; and 100% of any  undistributed  amounts
from  the  prior  year.  Each  Portfolio   intends  to  declare  and  pay  these
distributions  in December  (or to pay them in  January,  in which case you must treat  them as  received  in  December),  but can  give no  assurances  that its distributions will be sufficient to eliminate all taxes.

Redemption of Portfolio shares.  Redemptions (including redemptions in kind) and exchanges of  Portfolio  shares are taxable  transactions  for federal and state income tax  purposes.  If you redeem your  Portfolio  shares,  or exchange  your
Portfolio  shares for shares of the other  Portfolio,  the IRS will require that you report any gain or loss on your  redemption  or  exchange.  If you held your shares as a capital  asset,  the gain or loss that you  realize  will be capital gain or loss and will be long-term  or  short-term,  generally  depending on how long you held your shares.

Redemptions  at a loss  within six months of  purchase.  Any loss  incurred on a redemption  or exchange of shares held for six months or less will be treated as long-term  capital loss to the extent of any long-term  capital gain distributed to you by a Portfolio on those shares.

Wash  sales.  All or a portion of any loss that you realize on a  redemption  of
Portfolio  shares is  disallowed  to the extent that you buy other shares of the
Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after your share  redemption.  Any loss disallowed under these rules is added to your tax basis in the new shares.

U.S.  government  securities.  The  income  earned on  certain  U.S.  government securities  is exempt from state and local  income  taxes if earned  directly by you.  States also grant  tax-free  status to dividends paid to you from interest earned on these  securities,  subject in some  states to minimum  investment  or reporting requirements that must be met by a Portfolio.  The income on Portfolio investments in certain  securities,  such as repurchase  agreements,  commercial paper and federal  agency-backed  obligations (e.g. Government National Mortgage
Association (GNMA) or Federal National Mortgage  Association (FNMA) securities), generally  does not qualify for  tax-free  treatment.  The rules on exclusion of this income are different for  corporations.  Dividends paid by the  Diversified
Management  Portfolio  may not be exempt  from state and local  taxes in certain states by virtue of the fact that the Diversified  Management  Portfolio invests in U.S. government securities only indirectly by investing in underlying funds.

Dividends-received   deduction  for   corporations.   If  you  are  a  corporate
shareholder,  a percentage  of the  dividends  paid by a Portfolio  for the most recent fiscal year may have qualified for the dividends-received  deduction. You may be allowed to deduct these  qualified  dividends,  thereby  reducing the tax
that  you  would  otherwise  be  required  to  pay  on  these   dividends.   The
dividends-received  deduction  will be available  only with respect to dividends designated  by the  Portfolio  as eligible  for such  treatment.  All  dividends
(including the deducted  portion) must be included in your  alternative  minimum taxable income calculation.

Non-U.S.  Investors.  Taxation of an investor who, as to the United States, is a nonresident alien individual, non-U.S. trust or estate, non-U.S. corporation, or
non-U.S. partnership ("non-U.S. investor"), depends on whether the income from a
Portfolio is "effectively connected" with a U.S. trade or business carried on by such  shareholder.  If the income from a Portfolio is not effectively  connected with a U.S. trade or business carried on by a non-U.S. investor,  dividends paid to such non-U.S.  investor from investment company taxable income generally will be subject to a U.S.  withholding  tax at the rate of 30% (or lower treaty rate)
upon the gross amount of the dividend. Such a non-U.S.  investor generally would be exempt from U.S  withholding  tax on gains realized on the sale or redemption of Portfolio  shares and dividends paid by the Portfolio from long-term  capital gains,  unless the investor is a  nonresident  alien  individual  present in the
United  States for a period or periods  aggregating  183 days or more during the taxable year. Special U.S. withholding tax rules apply to disposition of "United
States real property interests."

                                       27

Also, U.S withholding taxes are no longer imposed on dividends paid by regulated
investment   companies  to  the  extent  the   dividends   are   designated   as
"interest-related dividends" or "short-term capital gain dividends." Under these exemptions,  interest-related  dividends and  short-term  capital gain dividends generally  represent  distributions of interest from U.S. sources and short-term capital  gains that would not have been subject to U.S.  withholding  tax at the source if they had been received directly by a foreign person,  and that satisfy certain other requirements.  These exemptions apply to dividends with respect to taxable years of regulated  investment  companies  beginning  after December 31,
2004 and before  January 1, 2008.  Ordinary  dividends  paid by a  Portfolio  to
non-U.S.  investors  on the income  earned on portfolio  investments  in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.

If the income from a Portfolio is  effectively  connected  with a U.S.  trade or business carried on by a non-U.S.  investor,  then the Portfolio's dividends and distributions  and any gains  realized  upon the sale or redemption of Portfolio shares will be subject to the U.S.  federal  income tax on a net income basis at the rates applicable to U.S. citizens or domestic corporations.

Special U.S. tax certification requirements apply to non-U.S. investors to avoid
U.S. back up  withholding  imposed at a rate of 28%,  obtain the benefits of any treaty between the United States and the shareholder's country of residence, and obtain the  benefits of  exemption  from  withholding  on  interest-related  and short-term capital gain dividends. In general, a non-U.S.  investor must provide a Form W-8 BEN (or other  applicable  Form W-8) to establish  that you are not a
U.S.  person,  to claim that you are the beneficial  owner of the income and, if applicable,  to claim a reduced rate of, or  exemption  from,  withholding  as a resident of a country with which the United  States has an income tax treaty.  A
Form W-8BEN provided without a U.S. taxpayer  identification  number will remain in effect for a period  beginning  on the date signed and ending on the last day of the third succeeding  calendar year unless an earlier change of circumstances makes the information on the form incorrect.

A partial  exemption  from U.S estate tax may apply to stock in a Portfolio (or, in the case of the Diversified Management Portfolio,  its underlying funds) held by the estate of a nonresident  decedent.  The amount treated as exempt is based upon the  proportion  of the assets held by the  Portfolio  (or the  Diversified
Management  Portfolio's  underlying funds) at the end of the quarter immediately preceding the decedent's  death that are debt  obligations,  deposits,  or other property that would  generally be treated as situated  outside the United States if held directly by the estate.  This provision applies to decedents dying after
December 31, 2004 and before January 1, 2008.

You should consult your tax advisor about the federal,  state,  local or foreign tax consequences of an investment in the Fund.

Investment in complex  securities.  A Portfolio,  or an  underlying  fund of the
Diversified  Management Portfolio,  may invest in complex securities that may be subject to numerous  special and  complex  tax rules.  These rules could  affect whether gain or loss  recognized by the Portfolio,  or an underlying fund of the
Diversified  Management  Portfolio,  is treated as ordinary  or  capital,  or as interest or dividend  income.  These rules could also accelerate the recognition of  income  to  the  Portfolio  or to the  underlying  fund  of the  Diversified
Management  Portfolio (possibly causing the Portfolio or underlying fund to sell securities  to raise the cash for  necessary  distributions).  These rules could defer the Portfolio's or underlying  fund's ability to recognize a loss, and, in limited cases,  subject the Portfolio or underlying fund to U.S.  federal income tax on income from certain  foreign  securities.  These rules could,  therefore, affect the amount,  timing, or character of the income distributed to you by the
Portfolio or distributed  by an underlying  fund to the  Diversified  Management
Portfolio and, in turn, to you.

                                       28

GENERAL INFORMATION

Audits and  Reports.  The  accounts of each  Portfolio  are audited each year by
Tait,  Weller &  Baker of  Philadelphia,  PA,  independent  certified public
accountants.   Shareholders  receive  semi-annual  and  annual  reports  of  the
Portfolios  including  the annual  audited  financial  statements  and a list of securities owned.

Financial Statements. The Fund's audited financial statements, related notes and the report of Tait,  Weller &  Baker for the fiscal year ended  November 30,
2004, as set forth in the Fund's Annual Report to Stockholders, are incorporated herein by  reference.  A  shareholder  may obtain a copy of the Annual Report to
Shareholders  upon  request and  without  charge by  contacting  the Fund at the address  or  telephone  number  appearing  on  the  cover  of the  Statement  of
Additional Information.

                                       29

APPENDIX A

                                     Ratings

General Rating Information

Bonds

Excerpts from Moody's  description  of its bond ratings:  Aaa - judged to be the best quality.  They carry the smallest degree of investment risk; Aa - judged to be of high quality by all standards;  A - possesses favorable attributes and are considered  "upper medium" grade  obligations;  Baa - considered as medium grade obligations.  Interest  payments and principal  security appear adequate for the
present   but   certain   protective   elements   may  be   lacking  or  may  be
characteristically unreliable over any great length of time; Ba - judged to have speculative elements;  their future cannot be considered as well assured.  Often the  protection  of interest and  principal  payments  may be very  moderate and thereby  not well  safeguarded  during  both good and bad times over the future.
Uncertainty  of position  characterizes  bonds in this class; B - generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of  maintenance  of other terms of the contract over any long period of time may be small; Caa - are of poor standing.  Such issues may be in default or there may be  present  elements  of  danger  with  respect  to  principal  or interest;  Ca - represent  obligations  which are  speculative in a high degree.
Such  issues are often in default or have  other  marked  shortcomings;  C - the lowest  rated  class of bonds  and  issues so rated  can be  regarded  as having extremely poor prospects of ever attaining any real investment standing.

Excerpts from S&P(R)'s  description of its bond ratings: AAA - highest grade obligations.  They possess the ultimate degree of protection as to principal and interest.  AA - also qualify as high grade  obligations,  and in the majority of instances  differ from AAA issues only in a small degree.  A - strong ability to pay  interest  and repay  principal  although  more  susceptible  to  changes in circumstances. BBB - regarded as having an adequate capacity to pay interest and repay  principal.  BB, B, CCC,  CC -  regarded,  on  balance,  as  predominately speculative  with  respect to capacity to pay  interest  and repay  principal in accordance with the terms of the  obligation.  BB indicates the lowest degree of speculation  and CC the  highest  degree of  speculation.  While  such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.  C - reserved for income bonds on which no interest is being paid. D - in default, and payment of interest and/or repayment of principal is in arrears.

                                       30

APPENDIX B

                     INVESTMENT POLICIES OF UNDERLYING FUNDS

                             Convertible Securities

Certain  preferred  stocks and debt securities that may be held by an underlying fund have  conversion  features  allowing the holder to convert  securities into another  specified  security  (usually  common  stock)  of the same  issuer at a specified  conversion  ratio  (e.g.,  two shares of  preferred  for one share of common  stock) at some  specified  future  date or period.  The market  value of convertible securities generally includes a premium that reflects the conversion right.  That premium may be  negligible or  substantial.  To the extent that any preferred stock or debt security remains unconverted after the expiration of the conversion  period, the market value will fall to the extent represented by that premium.

                               Foreign Investments

The Crowley  Diversified  Management  Portfolio (the  "Portfolio") may invest in certain  underlying  funds  which  invest  all or a portion  of their  assets in foreign  securities.  Investing in securities of non-U.S.  companies,  which are generally denominated in foreign currencies,  and utilization of forward foreign currency  exchange  contracts  and other  currency  hedging  techniques  involve certain  considerations  comprising  both  opportunity  and risk  not  typically associated with investing in U.S. dollar-denominated securities. Risks unique to international  investing include:  (1) restrictions on foreign investment and on repatriation of capital;  (2) fluctuations in currency exchange rates; (3) costs of converting foreign currency into U.S. dollars;  (4) price volatility and less liquidity;  (5) settlement  practices,  including delays,  which may differ from those customary in U.S.  markets;  (6) exposure to political and economic risks, including the risk of  nationalization,  expropriation  of assets,  and war; (7)
possible   imposition  of  foreign  taxes  and  exchange  control  and  currency restrictions; (8) lack of uniform accounting,  auditing, and financial reporting standards;  (9) less governmental supervision of securities markets, brokers and issuers of securities;  (10) less financial  information available to investors;
(11)  difficulty  in enforcing  legal rights  outside the U.S.;  and (12) higher
costs,   including   custodial  fees.  These  risks  are  often  heightened  for investments in emerging or developing countries.

                          Foreign Currency Transactions

Foreign  securities in which the underlying funds invest are subject to currency risk,  (i.e.,  the risk that the U.S.  dollar value of these  securities  may be affected  favorably or unfavorably by changes in foreign currency exchange rates and  exchange  control  regulations.)  To manage  this risk and  facilitate  the purchase and sale of foreign  securities,  these  underlying funds may engage in foreign currency transactions involving the purchase and sale of forward foreign currency exchange contracts. Although foreign currency transactions will be used primarily to protect the underlying funds from adverse currency movements,  they also involve the risk that anticipated currency movements will not be accurately predicted and the underlying funds' total return could be adversely affected.

                                Futures Contracts

An underlying fund may enter into futures  contracts for the purchase or sale of debt securities and stock indexes.  A futures  contract is an agreement  between two  parties to buy and sell a security  or an index for a set price on a future date.  Futures  contracts are traded on  designated  "contract  markets"  which, through their clearing corporations, guarantee performance of the contracts.

                                       31

Generally,  if market  interest rates  increase,  the value of outstanding  debt securities  declines (and vice versa).  Entering into a futures contract for the sale of  securities  has an effect  similar  to the actual  sale of  securities, although  sale of the futures  contract  might be  accomplished  more easily and quickly.  For example, if a fund holds long-term U.S. Government  securities and it  anticipates  a rise  in  long-term  interest  rates,  it  could,  in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities.  If rates increased and the value of the fund's portfolio securities  declined,  the value of the fund's futures contracts would increase,  thereby  protecting  the fund by preventing  the net asset value from declining as much as it otherwise would have.  Similarly,  entering into futures contracts  for the purchase of  securities  has an effect  similar to the actual purchase of the  underlying  securities  but permits  the  continued  holding of securities  other  than the  underlying  securities.  For  example,  if the fund expects  long-term  interest  rates to  decline,  it might  enter  into  futures contracts  for the purchase of long-term  securities so that it could gain rapid market exposure that may offset anticipated  increases in the cost of securities it  intends  to  purchase  while  continuing  to  hold  higher-yield  short-term securities or waiting for the long-term market to stabilize.

A stock  index  futures  contract  may be used to  hedge  an  underlying  fund's portfolio  with regard to market risk as  distinguished  from risk relating to a specific security.  A stock index futures contract does not require the physical delivery of securities but merely provides for profits and losses resulting from changes in the market  value of the  contract  to be  credited or debited at the close of each  trading  day to the  respective  accounts  of the  parties to the contract.  On the contract's  expiration  date, a final cash settlement  occurs.
Changes in the market value of a particular stock index futures contract reflect changes  in the  specified  index of equity  securities  on which the  future is based.

There are several risks in connection with the use of futures contracts.  In the event of an imperfect correlation between the futures contract and the portfolio position that is intended to be  protected,  the desired  protection  may not be obtained,  and the fund may be exposed to risk of loss.  Further,  unanticipated changes  in  interest  rates or stock  price  movements  may  result in a poorer overall  performance  for  the  fund  than if it had not  entered  into  futures contracts on debt securities or stock indexes.

In addition,  the market prices of futures  contracts may be affected by certain factors.  First,  all  participants  in the futures market are subject to margin deposit and  maintenance  requirements.  Rather than meeting  additional  margin deposit  requirements,  investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the securities and futures markets. Second, from the point of view of speculators,  the deposit requirements in the futures market are less onerous than margin  requirements in the securities market. Therefore,  increased participation by speculators in the futures market may also cause temporary price distortions.

Finally, positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary  market for such  futures.  There is no assurance that a liquid  secondary  market on an exchange or board of trade will exist for any particular contract or at any particular time.

                          Options on Futures Contracts

A fund  also may  purchase  and sell  listed  put and call  options  on  futures contracts.  An option on a futures  contract  gives the purchaser the right,  in return for the premium paid, to assume a position in a futures  contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option period.  When an option on a  futures  contract  is  exercised,  delivery  of the  futures  position  is accompanied by cash representing the difference between the current market price of the futures  contract  and the  exercise  price of the  option.  The fund may purchase  put options on futures  contracts in lieu of, and for the same purpose as, a sale of a futures contract. It also may purchase such put options in order to hedge a long position in the underlying  futures  contract in the same manner as it purchases "protective puts" on securities.

                                       32

As with options on securities,  the holder of an option may terminate a position by selling an option of the same series. There is no guarantee that such closing transactions can be effected. The fund is required to deposit initial margin and maintenance  margin with  respect to put and call  options on futures  contracts written by it pursuant to brokers'  requirements  similar to those applicable to futures  contracts  described  above,  and,  in  addition,  net option  premiums received will be included as initial margin deposits.

In  addition  to the risks that  apply to all  options  transactions,  there are several special risks relating to options on futures  contracts.  The ability to establish  and  close out  positions  on such  options  will be  subject  to the development and maintenance of a liquid secondary market. It is not certain that this market will develop. Compared to the use of futures contracts, the purchase of  options on  futures  contracts  involves  less  potential  risk to the fund, because the maximum  amount at risk is the  premium  paid for the options  (plus transaction  costs).  However,  there  may be  circumstances  when the use of an option on a futures  contract would result in a loss to the fund when the use of a futures contract would not, such as when there is no movement in the prices of the  underlying  securities.  Writing an option on a futures  contract  involves risks  similar to those  arising in the sale of futures  contracts  as described above.

                               Options Activities

An underlying fund may write (i.e.,  sell) listed call options  ("calls") if the calls are "covered"  throughout  the life of the option.  A call is "covered" if the fund owns the optioned securities.  When a fund writes a call, it receives a premium and gives the purchaser the right to buy the underlying  security at any time  during the call period  (usually  not more than nine months in the case of common  stock) at a fixed  exercise  price  regardless  of market price  changes during the call period.  If the call is exercised,  the fund will forgo any gain from an  increase  in the  market  price  of the  underlying  security  over the exercise price.

A fund may  purchase a call on  securities  only to effect a  "closing  purchase transaction"  which is the  purchase  of a call  covering  the  same  underlying security  and  having  the same  exercise  price and  expiration  date as a call previously  written by the fund on which it wishes to terminate its  obligation.
If the fund is unable to effect a closing purchase  transaction,  it will not be able to sell the underlying  security until the call  previously  written by the fund  expires  (or  until  the  call is  exercised  and the  fund  delivers  the underlying security).

An underlying fund also may write and purchase put options ("puts"). When a fund writes a put, it receives a premium and gives the purchaser of the put the right to sell the  underlying  security to the fund at the exercise  price at any time during the option  period.  When a fund  purchases  a put,  it pays a premium in return for the right to sell the  underlying  security at the exercise  price at any time during the option  period.  An underlying  fund also may purchase stock index puts which  differ  from puts on  individual  securities  in that they are settled in cash based on the values of the  securities in the  underlying  index rather than by delivery of the underlying securities.  Purchase of a stock index put is  designed  to  protect  against  decline  in the  value of the  portfolio generally rather than an individual security in the portfolio. If any put is not exercised or sold, it will become worthless on its expiration date.

A fund's option  positions may be closed out only on an exchange that provides a secondary  market for options of the same series,  but there can be no assurance that a liquid  secondary  market  will exist at a given time for any  particular option. In this regard,  trading in options on certain  securities (such as U.S.
Government  securities) is relatively new so that it is impossible to predict to what extent liquid markets will develop or continue.

                                       33

The  underlying  fund's  custodian,  or a securities  depository  acting for it, generally  acts as escrow agent for the securities on which the fund has written puts or calls or for other  securities  acceptable  for such escrow,  so that no margin  deposit is required of the fund.  Until the  underlying  securities  are released from escrow, they cannot be sold by the fund.

In the event of a shortage of the underlying securities  deliverable on exercise of an option,  the Options  Clearing  Corporation  has the  authority  to permit other,  generally comparable securities to be delivered in fulfillment of option
exercise  obligations.   If  the  Options  Clearing  Corporation  exercises  its
discretionary  authority to allow such other securities to be delivered,  it may also adjust the  exercise  prices of the affected  options by setting  different prices  at  which  otherwise  ineligible  securities  may  be  delivered.  As an alternative  to permitting  such  substitute  deliveries,  the Options  Clearing
Corporation may impose special exercise settlement procedures.

                                     Hedging

An underlying  fund may employ many of the  investment  techniques  described in this APPENDIX not only for investment  purposes,  but also for hedging purposes.
For  example,  an  underlying  fund may purchase or sell put and call options on common  stocks to hedge against  movements in individual  common stock prices or purchase  and sell stock  index  futures and  related  options to hedge  against market wide movements in common stock prices.  Although such hedging  techniques generally  tend to minimize the risk of loss that is hedged  against,  they also may limit  commensurately  the  potential  gain that might have resulted had the hedging  transaction  not  occurred.  Also,  the  desired  protection  generally resulting from hedging transactions may not always be achieved.

                                   Junk Bonds

Bonds which are rated BB and below by Standard &  Poor's and Ba and below by
Moody's are commonly  known as "junk  bonds."  Investing in junk bonds  involves special risks in addition to the risks  associated  with  investments  in higher rated debt securities.  Junk bonds may be regarded as predominately  speculative with respect to the issuer's  continuing  ability to meet principal and interest payments.

Junk bonds may be more  susceptible  to real or perceived  adverse  economic and competitive industry conditions than higher-grade securities. The prices of junk bonds have been found to be less  sensitive  to interest  rate changes than more highly rated  investments  but more sensitive to adverse  economic  downturns or individual corporate developments.  A projection of an economic downturn or of a period of rising  interest  rates,  for  example,  could cause a decline in junk bonds  prices,  because the advent of a recession  could lessen the ability of a highly  leveraged  company to make  principal and interest  payments on its debt securities.  If the issuer of junk bonds defaults,  a fund may incur  additional expenses to seek recovery.  In the case of junk bonds  structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater  extent by interest  rate changes and,  therefore,  tend to be more volatile than securities which pay interest periodically and in cash.

The secondary markets on which junk bonds are traded may be less liquid than the market for  higher-grade  securities.  Less  liquidity in the secondary  trading markets could  adversely  affect and cause large  fluctuations  in the daily net asset value of a fund's  shares.  Adverse  publicity  and investor  perceptions, whether  or not based on  fundamental  analysis,  may  decrease  the  values and liquidity of junk bonds,  especially  in a thinly  traded  market.  There may be special tax considerations associated with investing in junk bonds structured as zero coupon or payment-in-kind securities. Please see the section on "DIVIDENDS,
DISTRIBUTIONS AND TAXES."

                                       34

The use of credit  ratings  as the sole  method  of  evaluating  junk  bonds can involve  certain  risks.  For  example,  credit  ratings  evaluate the safety of principal and interest payments,  not the market value risk of junk bonds. Also, credit rating  agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated.

                       Illiquid and Restricted Securities

An underlying  fund may invest not more than 15% of its net assets in securities for which there is no readily available market ("illiquid securities") including securities  the  disposition  of which  would be subject  to legal  restrictions
(so-called  "restricted  securities") and repurchase agreements having more than seven days to  maturity.  A  considerable  period of time may elapse  between an underlying  fund's  decision to dispose of such securities and the time when the fund is able to dispose of them,  during which time the value of the  securities
(and therefore the value of the underlying  fund's shares held by the Portfolio)
could decline.

                             Industry Concentration

An underlying fund may concentrate its investments within one industry.  Because the scope of investment alternatives within an industry is limited, the value of the  shares  of such  an  underlying  fund  may be  subject  to  greater  market fluctuation  than an  investment  in a fund which  invests in a broader range of securities.

                           Leverage through Borrowing

An underlying fund may borrow up to 33 1/3% of the value of its net assets on an unsecured  basis from banks to increase its  holdings of  portfolio  securities.
Under the 1940 Act, a fund is required to maintain  continuous asset coverage of
300% with respect to such borrowings and to sell (within three days)  sufficient portfolio  holdings to restore such  coverage if it should  decline to less than
300% due to market  fluctuations or otherwise,  even if disadvantageous  from an investment standpoint.  Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio  securities on a fund's net asset value,  and money borrowed will be subject to interest  costs (which may include  commitment fees and/or the cost of maintaining  minimum average  balances) which may or may not exceed  the  interest  and  option  premiums  received  from the  securities purchased with borrowed funds.

                          Loans of Portfolio Securities

An underlying fund may lend its portfolio securities provided that: (1) the loan is secured continuously by collateral  consisting of U.S. Government  securities or cash or cash  equivalents  maintained on a daily  mark-to-market  basis in an amount at least equal to the current market value of the securities  loaned; (2)
the fund may at any time call the loan and obtain  the return of the  securities loaned;  (3) the fund will receive any interest or dividends  paid on the loaned securities;  and (4) the aggregate market value of securities loaned will not at any time exceed  one-third of the total assets of the fund.  Loans of securities involve a risk that the borrower may fail to return the  securities  or may fail to provide additional collateral.

                                       35

                               Master Demand Notes

Although the Portfolio  itself will not do so,  underlying  funds  (particularly money  market  mutual  funds)  may  invest up to 100% of their  assets in master demand notes. Master demand notes are unsecured obligations of U.S. corporations redeemable upon notice that permit  investment by a fund of fluctuating  amounts at varying rates of interest  pursuant to direct  arrangements  between the fund and the issuing  corporation.  Because they are direct arrangements  between the fund and the issuing  corporation,  there is no secondary  market for the notes.
However, they are redeemable at face value plus accrued interest at any time.

                              Repurchase Agreements

Underlying  funds,  particularly  money market funds,  may enter into repurchase agreements  with banks and  broker-dealers  under which they acquire  securities subject to an  agreement  with the seller to  repurchase  the  securities  at an agreed upon time and price.  These  agreements are considered under the 1940 Act to be loans by the purchaser collateralized by the underlying securities. If the seller  should  default on its  obligation  to repurchase  the  securities,  the underlying fund may experience delay or difficulties in exercising its rights to realize upon the  securities  held as  collateral  and might incur a loss if the value of the securities should decline.

                                   Short Sales

An  underlying  fund may sell  securities  short.  In a short sale, a fund sells stock that it does not own, making  delivery with  securities  "borrowed" from a broker.  The  fund is  then  obligated  to  replace  the  security  borrowed  by purchasing it at the market price at the time of replacement. This price may not be less  than the price at which the  security  was sold by the fund.  Until the security is replaced, the fund is required to pay to the lender any dividends or interest  which  accrue  during the  period of the loan.  In order to borrow the security, the fund may also have to pay a premium, which would increase the cost of the  security  sold.  The  proceeds of the short sale will be retained by the broker to the  extent  necessary  to meet  margin  requirements  until the short position is closed out.

The fund also must  deposit  in a  segregated  account an amount of cash or U.S.
Government  securities equal to the difference between:  (a) the market value of the securities sold short at the time they were sold short; and (b) the value of the collateral  deposited with the broker in connection with the short sale (not including the proceeds from the short sale).  While the short  position is open, the fund must maintain  daily the  segregated  account at such a level that: (1)
the  amount  deposited  in it plus  the  amount  deposited  with the  broker  as collateral equals the current market value of the securities sold short; and (2)
the  amount  deposited  in it plus  the  amount  deposited  with the  broker  as collateral is not less than the market value of the  securities at the time they were sold short.  Depending upon market conditions,  up to 80% of the value of a fund's net assets may be deposited as collateral  for the  obligation to replace securities  borrowed to effect short sales and allocated to a segregated account in connection with short sales.

The fund will  incur a loss as a result  of the  short  sale if the price of the security  increases between the date of the short sale and the date on which the fund  replaces  the  borrowed  security.  The fund  will  realize  a gain if the security  declines in price between those dates.  The amount of any gain will be decreased  and the amount of any loss  increased  by the amount of any  premium, dividends,  or interest  the fund may be required  to pay in  connection  with a short sale.

A short sale is  "against  the box" if at all times when the short  position  is open the fund owns an equal amount of the  securities or securities  convertible into, or exchangeable without further  consideration for, securities of the same issue as the securities sold short.  Such a transaction may have certain federal income tax  implications,  such as the deferral of gain or loss.  Please consult the see the section on "Investment in complex securities."

                                       36

                                    Warrants

An underlying fund may invest in warrants,  which are options to purchase equity securities at specific prices valid for a specific period of time. The prices do not  necessarily  move  parallel  to the  prices of the  underlying  securities.
Warrants have no voting  rights,  receive no dividends,  and have no rights with respect to the assets of the issuer.  If a warrant is not  exercised  within the specified  time  period,  it will  become  worthless  and the fund will lose the purchase price and the right to purchase the underlying security.

                                       37

INVESTMENT ADVISOR
Crowley & Crowley Corp.
3201-B Millcreek Road
Wilmington, DE 19808

DISTRIBUTOR
Crowley Securities
3201-B Millcreek Road
Wilmington, DE 19808

TRANSFER AGENT
Crowley Financial Group
3201-B Millcreek Road
Wilmington, DE 19808

CUSTODIAN
Wilmington Trust Company
Rodney Square North
Wilmington, DE 19890

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS
Tait, Weller & Baker
1818 Market Street
Suite 2400
Philadelphia, PA 19103

                                       38

                        THE CROWLEY PORTFOLIO GROUP, INC.

                                     PART C
                                OTHER INFORMATION

Item 23. EXHIBITS.

          (a)  Articles of Incorporation.
               Registrant's  Articles of Incorporation dated August 14, 1989 are incorporated  herein by reference to Item 24.(b)(1) of Post-Effective  Amendment
No.  8 to the  Registrant's  Registration  Statement  on Form  N-1A  (File  Nos.
33-30975 and  811-05875) as filed with the  Securities  and Exchange  Commission
("SEC") on April 1, 1996.

          (1)      (AUTHORIZATION/CLASSIFICATION OF "THE CROWLEY DIVERSIFIED
MANAGEMENT PORTFOLIO").

                   Articles Supplementary dated March 16, 1995 as filed with the
Maryland  State  Department  of  Assessments  and Taxation on March 22, 1995 are
incorporated   herein  by  reference  to  Item  24.(b)(1)(a)  of  Post-Effective
Amendment No. 8 to the  Registrant's  Registration  Statement on Form N-1A (File
Nos. 33-30975 and 811-05875) as filed with the SEC on April 1, 1996.

          (2)      (CHANGE OF NAME OF "THE CROWLEY GROWTH PORTFOLIO" AS "THE
CROWLEY GROWTH AND INCOME PORTFOLIO").
                   Articles of Amendment dated March 7, 1996 to the Registrant's
Articles of Incorporation dated August 14, 1989 as filed with the Maryland State
Department of Assessments and Taxation on March 29, 1996 are incorporated herein by reference  to Item  24.(b)(1)(b)  of  Post-Effective  Amendment  No. 8 to the
Registrant's  Registration  Statement  on Form  N-1A  (File  Nos.  33-30975  and
811-05875) as filed with the SEC on April 1, 1996.

          (3)      (CHANGE OF ADDRESS OF RESIDENT AGENT).
                   Change of Address of Resident Agent effective November 17,
1997 as filed with the  Maryland  Department  of  Assessments  and  Taxation  on
September  15,  2004  is   incorporated   by  reference  to  Item  23.(a)(3)  of
Post-Effective  Amendment No. 13 to the Registrant's  Registration  Statement on
Form N-1A (File Nos.  33-30975 and  811-05875) as filed with the SEC on February
29, 2000.

          (4)      (DELETION OF THE CROWLEY GROWTH AND INCOME PORTFOLIO/
RECLASSIFICATION OF SHARES).
                   Articles Supplementary dated November 23, 1998 to the
Registrant's  Articles of Incorporation  dated August 14, 1989 as filed with the
Maryland  Department  of  Assessments  and  Taxation  on  November  25,  1998 is
incorporated by reference to Item 23.(a)(4) of  Post-Effective  Amendment No. 13
to the Registrant's  Registration Statement on Form N-1A (File Nos. 33-30975 and
811-05875) as filed with the SEC on February 29, 2000.

          (5)      (CORPORATION REVIVAL).
                   Articles of Revival dated September 8, 2004 as filed with the
Maryland  Department  of  Assessments  and  Taxation  on  September  20, 2004 is
incorporated by reference to Item 23(a)(5) of Post-Effective Amendment No. 18 to
the  Registrant's  Registration  Statement on Form N-1A (File Nos.  33-30975 and
811-05875) as filed with the SEC on January 28, 2005.

  (b)     By-Laws
                   By-Laws of the Registrant are incorporated herein by reference to  Item  24.(b)(2)  of  Post-Effective  Amendment  No.  8 to  the  Registrant's
Registration  Statement on Form N-1A (File Nos. 33-30975 and 811-05875) as filed with the SEC on April 1, 1996.

  (c)     Instruments Defining the Rights of Security Holders:
          (1)      Specimens.
                   a.      The Crowley Income Portfolio.
                           Specimen certificate is incorporated herein by reference
to Item  24.(b)(4)(b)  of  Post-Effective  Amendment  No. 8 to the  Registrant's
Registration  Statement on Form N-1A (File Nos. 33-30975 and 811-05875) as filed with the SEC on April 1, 1996.
                   b.      The Crowley Diversified  Management Portfolio.
                           Specimen certificate is incorporated herein by reference
to Item  24.(b)(4)(c)  of  Post-Effective  Amendment  No. 8 to the  Registrant's
Registration  Statement on Form N-1A (File Nos. 33-30975 and 811-05875) as filed with the Securities and Exchange Commission ("SEC") on April 1, 1996.

          (2)      Articles of Incorporation.
                   a.      Articles of Incorporation dated April 14, 1989
effective August 15, 1989.
                           Article FIFTH;
                           Article SEVENTH;
                           Article NINTH; and
                           Article TENTH
                   b.      Articles Supplementary dated March 16, 1995 effective
March 22, 1995.
                           Article SECOND - The Crowley Diversified Management
                           Portfolio.
                   c.      Articles Supplementary dated November 23, 1998.
                           Article FOURTH -The Crowley Diversified Management
                           Portfolio and The Crowley Income Portfolio.

          (3)      By-Laws.
                   a.      Article II, "Stockholders and Stock Certificates;"
                           Article III, "Meetings of Stockholders;"
                           Article IV, "Directors," Sections 2. and 4.;
                           Article X, "Dividends";
                           Article XII, "Notices;" and
                           Article XIII, Amendments.

 (d)      Investment Advisory Contracts.
          (1)     Management Contract dated December 6, 1989 between Crowley
& Crowley Corp. and the Registrant on behalf of The Crowley Income Portfolio is  incorporated  herein by reference  to Item  24.(b)(5)(b)  of  Post-Effective
Amendment No. 8 to the  Registrant's  Registration  Statement on Form N-1A (File
Nos. 33-30975 and 811-05875) as filed with the SEC on April 1, 1996.

          (2)     Management Contract dated March 31, 1995 between Crowley &
Crowley Corp. and the Registrant on behalf of The Crowley Diversified Management
Portfolio  is  incorporated   herein  by  reference  to  Item   24.(b)(5)(c)  of
Post-Effective  Amendment No. 8 to the  Registrant's  Registration  Statement on
Form N-1A (File Nos.  33-30975 and  811-05875) as filed with the SEC on April 1,
1996.

 (e)      Underwriting or Distribution Contract Between the Registrant and a
          Principal Underwriter.
          (1)     Distribution Agreement dated December 6, 1989 between Crowley
Securities  and the  Registrant  on behalf of The Crowley  Income  Portfolio  is
incorporated   herein  by  reference  to  Item  24.(b)(6)(b)  of  Post-Effective
Amendment No. 8 to the  Registrant's  Registration  Statement on Form N-1A (File
Nos. 33-30975 and 811-05875) as filed with the SEC on April 1, 1996.
          (2)     Distribution Agreement dated March 31, 1995 between Crowley
Securities  and the Registrant on behalf of The Crowley  Diversified  Management
Portfolio  is  incorporated   herein  by  reference  to  Item   24.(b)(6)(c)  of
Post-Effective  Amendment No. 8 to the  Registrant's  Registration  Statement on
Form N-1A (File Nos.  33-30975 and  811-05875) as filed with the SEC on April 1,
1996.
          (3)     FORM OF Selling Dealer Agreement between Crowley Securities and Selected Dealers is incorporated herein by reference to Item 24.(b)(6)(d) of
Post-Effective  Amendment No. 8 to the  Registrant's  Registration  Statement on
Form N-1A (File Nos.  33-30975 and  811-05875) as filed with the SEC on April 1,
1996.

 (f)      Bonus of Profit Sharing Contracts.
          Not Applicable.

 (g)      Custodian Agreements.

          (1)     Custodian Agreement dated November 29, 1989 between the
Registrant  and  Wilmington  Trust  Company  on  behalf  of The  Crowley  Income
Portfolio  is  incorporated   herein  by  reference  to  Item   24.(b)(8)(b)  of
Post-Effective  Amendment No. 8 to the  Registrant's  Registration  Statement on
Form N-1A (File Nos.  33-30975 and  811-05875) as filed with the SEC on April 1,
1996.
          (2)     Custodian Agreement dated March 31, 1995 between the
Registrant  and  Wilmington  Trust Company on behalf of The Crowley  Diversified
Management Portfolio is incorporated herein by reference to Item 24.(b)(8)(c) to
Post-Effective  Amendment No. 8 to the  Registrant's  Registration  Statement on
Form N-1A (File Nos.  33-30975 and  811-05875) as filed with the SEC on April 1,
1996.

 (h)      Other Material Contracts.
          (1)     Shareholder Services Agreement dated August 1, 1993 between the Registrant and The Crowley Financial Group, Inc. (the "Agreement") on behalf of The Crowley  Income  Portfolio  is  incorporated  herein by reference to Item
24.(b)(9) to  Post-Effective  Amendment No. 8 to the  Registrant's  Registration
Statement on Form N-1A (File Nos.  33-30975 and 811-05875) as filed with the SEC on April 1, 1996.
                (a)      Amendment I dated March 31, 1995 to the Agreement on
behalf of The Crowley Diversified Management Portfolio is incorporated herein by reference  to  Item  24.(b)(9)(a)  of  Post-Effective  Amendment  No.  8 to  the
Registrant's  Registration  Statement  on Form  N-1A  (File  Nos.  33-30975  and
811-05875) as filed with the SEC on April 1, 1996.

                (b)      Amendment II dated November 25, 1998 to the Agreement
regarding  the  deletion of The  Crowley  Growth and Income  Portfolio  from the
Agreement is  incorporated  by reference to Item  23(h)(1)(b) of  Post-Effective
Amendment No. 18 to the Registrant's  Registration  Statement on Form N-1A (File
Nos. 33-30975 and 811-05875) as filed with the SEC on January 28, 2005.

 (i)      Opinion and Consent of Counsel.
          Opinion of Stradley, Ronon, Stevens & Young, LLP dated March 29,
1999 is herein  incorporated  by  reference  to Item  23.(i)  of  Post-Effective
Amendment No. 12 to the Registrant's  Registration  Statement on Form N-1A (File
Nos. 33-30975 and 811-05875) as filed with the SEC on March 30, 1999.

 (j)      Other Opinions and Consents.
          Consent of Tait, Weller & Baker, Independent Public Accountants
dated  January  28,  2005  is   incorporated  by  reference  to  Item  23(j)  of
Post-Effective  Amendment No. 18 to the Registrant's  Registration  Statement on
Form N-1A (File Nos.  33-30975 and  811-05875)  as filed with the SEC on January
28, 2005.

 (k)      Omitted Financial Statements.
          Not Applicable.

 (l)      Initial Capital Agreements.

          (a)     Letter of Initial Capital dated December 1, 1989 from William
O. and Elynor K. Cregar is  incorporated  herein by reference to Item 24.(b)(13)
of Post-Effective Amendment No. 8 to the Registrant's  Registration Statement on
Form N-1A (File Nos.  33-30975 and  811-05875) as filed with the SEC on April 1,
1996.

 (m)      Rule 12b-1 Plan.
          Not Applicable.

 (n)      Rule 18f-3 Plan.
          Not Applicable.

 (o)      Reserved.

 (p)      Code of Ethics.
          (1)     The Code of Ethics of the Registrant, the Investment Adviser,
and  the   Underwriter,   are  incorporated  by  reference  to  Item  23.(p)  of
Post-Effective  Amendment 14 to the Registrant's  Registration Statement on Form
N-1A (File Nos. 33-30975 and 811-05875) as filed with the SEC on March 28, 2001.

          (2)     Code of Ethics for the Principal Executive Officer and Principal
Financial  Officer  of the  Registrant  is  incorporated  by  reference  to Item
23(p)(2) of  Post-Effective  Amendment No. 18 to the  Registrant's  Registration
Statement on Form N-1A (File Nos.  33-30975 and 811-05875) as filed with the SEC on January 28, 2005.

Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.
         None.

Item 25.  INDEMNIFICATION.
          Under the terms of the Maryland General  Corporation Law and  Article
EIGHTH of the  Registrant's  Articles of  Incorporation,  the  Registrant  shall indemnify  any  person who was or is a  director,  officer  or  employee  of the
Registrant to the maximum extent permitted by the Maryland  General  Corporation
Law; provided however, that any such indemnification (unless ordered by a court)
shall be made by the  Registrant  only as authorized in the specific case upon a
determination   that   indemnification   of  such   persons  is  proper  in  the
circumstances.  Such  determination  shall be  made:
          (i) by the Board of  Directors  by a majority  vote of a quorum  which consists of the directors who are neither "interested persons" of the Registrant as defined in Section  2(a)(19) of the 1940 Act, nor parties to the proceedings;
or
          (ii) if the required  quorum is not  obtainable or if a quorum of such
Directors so directs, by independent legal counsel in a written opinion.
          No indemnification  will be provided by the Registrant to any Director or officer of the Registrant for any liability to the Registrant or shareholders to which he would  otherwise  be subject by reason of willful  misfeasance,  bad faith, gross negligence, or reckless disregard of duty.
          As  permitted  by  Article  EIGHTH  of the  Registrant's  Articles  of
Incorporation dated August 14, 1989:

          (a) To the  fullest  extent  that  limitations  on  the  liability  of directors and officers are permitted by the Maryland General Corporation Law, no director  or  officer  of  the  Corporation  shall  have  any  liability  to the
Corporation or its stockholders for money damages.  This limitation on liability applies to events occurring at the time a person serves as a director or officer of the  Corporation  whether or not such  person is a director or officer at the time  of any  proceeding  in  which  liability  is  asserted.

          (b) The  Corporation  shall  indemnify  and  advance  expenses  to its
currently   acting  and  its  former   directors  to  the  fullest  extent  that
indemnification  of directors is permitted by the Maryland  General  Corporation
Law. The Corporation shall indemnify and advance expenses to its officers to the same extent as its  directors and to such further  extent as is consistent  with law. The Board of Directors may by Bylaw,  resolution or agreement  make further provisions for indemnification of directors,  officers,  employees and agents to
the  fullest  extent  permitted  by  the  Maryland   General   Corporation  Law.

          (c) No  provision  of this  Article  shall be  effective to protect or purport to protect  any  director  or officer  of the  Corporation  against  any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful  misfeasance,  bad faith,  gross  negligence  or reckless disregard of the duties involved in the conduct of his office.

Item  26.  BUSINESS  AND  OTHER  CONNECTIONS  OF THE  INVESTMENT  ADVISOR.
          The  principal  business  of  Crowley & Crowley  Corp.  is to provide investment counsel and advice to individual investors.

Item 27. PRINCIPAL UNDERWRITERS.
          (a)  Crowley  Securities,   the  only  principal  underwriter  of  the
Registrant,  does not act as  principal  underwriter,  depositor  or  investment advisor to any other investment company.
          (b) Herewith is the  information  required by the following table with respect to each director,  officer or partner of the only  underwriter  named in answer to Item 20 of Part B:

  Name and Principal Business     Positions and Offices     Position and Offices
            Address                 with Underwriter             with Fund

Robert A. Crowley                    General Partner       President, Treasurer
3201-B Millcreek Road                                           and Director
Suite H
Wilmington, DE  19808

Frederick J. Crowley, Jr.            General Partner           Vice President,
3201-B Millcreek Road                                          Secretary and
Suite H                                                           Director
Wilmington, DE  19808

(c)      Not Applicable.

Item 28. LOCATION OF ACCOUNTS AND RECORDS.
     All  records  described  in  Section  31(a) [15  U.S.C.  80a-30(a)]  of the
Investment  Company Act of 1940,  as amended,  and the Rules under that Section, are maintained by the Registrant's  Investment  Advisor,  Crowley &  Crowley
Corp.,  3201-B Millcreek Road, Suite H, Wilmington,  DE 19808,  except for those maintained by the  Registrant's  custodian,  Wilmington  Trust  Company,  Rodney
Square  North,  Wilmington,  DE  19890,  and  the  Registrant's   administrator,
transfer,  redemption,  dividend  disbursing and accounting  agent,  The Crowley
Financial Group, Inc., 3201-B Millcreek Road, Suite H, Wilmington, DE 19808.

Item 29. MANAGEMENT SERVICES.
     All management services are covered in the management agreement between the
Registrant and Crowley & Crowley Corp., as discussed in Parts A and B.

Item 30. UNDERTAKINGS.
     (1) Insofar as  indemnification  for liability arising under the Securities
Act of 1933 may be permitted to Directors,  officers and controlling  persons of the Registrant,  the Registrant has been advised that in the opinion of the U.S.
Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is,  therefore,  unenforceable.  In the event that a claim for  indemnification  against such liabilities  (other than the payment by the  Registrant  of  expenses  incurred  or  paid  by  a  Director,  officer  or controlling  person of the Registrant in the  successful  defense of any action, suit or proceeding) is asserted by such Director,  officer or controlling person in connection with the securities being registered,  the Registrant will, unless in the  opinion  of its  counsel  the matter  has been  settled  by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such  indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
     (2) Registrant hereby  undertakes,  if requested to do so by the holders of at least  10% of the  Registrant's  outstanding  shares,  to call a  meeting  of shareholders for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communication with other shareholders,  as directed by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the Investment
Company  Act  of  1940,  the  Registrant  certifies  that  it  meets  all of the requirements  for  effectiveness  under Rule 485(b) under the  Securities Act of
1933 and has duly caused this Registration  Statement to be signed on its behalf by the  undersigned,  duly  authorized,  in the City of Wilmington  and State of
Delaware on the 29th day of March, 2005.

                                      THE CROWLEY PORTFOLIO GROUP, INC.

                                      By: /s/ Robert A. Crowley
                                          Robert A.  Crowley, President

Pursuant to the requirements of the Securities Act, this Registration  Statement has been signed  below by the  following  persons in the  capacities  and on the date(s) indicated.

     Signature                            Title                       Date

/s/ Robert A. Crowley              President, Treasurer
Robert A. Crowley                      and Director               March 29, 2005

/s/ Frederick J. Crowley, Jr.    Vice President, Secretary
Frederick J. Crowley, Jr.              and Director               March 29, 2005

/s/William O. Cregar
William O. Cregar                        Director                 March 29, 2005

/s/ Bruce A. Humphries
Bruce A. Humphries                       Director                 March 29, 2005

/s/ Daniel J. Piscitello
Daniel J. Piscitello                     Director                 March 29, 2005

/s/ Peter Veenema
Peter Veenema                            Director                 March 29, 2005

                                  EXHIBIT INDEX

---------------- -------------------------------------------------- ------------
 EXHIBIT NO.                       DESCRIPTION                        LOCATION
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------

---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(a)        Articles of Incorporation dated August 14, 1989         *
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(a)(1)     Articles Supplementary dated March 16, 1995             *
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(a)(2)     Articles of Amendment dated March 7, 1996               *
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(a)(3)     Change of Address of Resident Agent effective           *
                 November 12, 1997
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(a)(4)     Articles Supplementary dated November 23, 1998          *
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(a)(5)     Articles of Revival                                     *
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(b)        By-Laws                                                 *
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(c)(1)(a)  The Crowley Income Portfolio - Specimen Certificate     *
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(c)(2)(b)  The Crowley Diversified Management Portfolio -          *
                 Specimen Certificate
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(d)(1)     Management Contract dated December 6, 1989              *
                 between Crowley & Crowley Corp. and the
                 Registrant on behalf of The Crowley Income Portfolio
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(d)(2)     Management Contract dated March 31, 1995                *
                 between Crowley & Crowley Corp. and the
                 Registrant on behalf of The Crowley Diversified
                 Management Portfolio
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(e)(1)     Distribution Agreement dated December 6, 1989           *
                 between Crowley Securities and the Registrant
                 on behalf of The Crowley Income Portfolio
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(e)(2)     Distribution Agreement dated March 31, 1995             *
                 between Crowley Securities and the Registrant
                 on behalf of The Crowley Diversified Management
                 Portfolio
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(e)(3)     Form of Selling Dealer Agreement between Crowley        *
                 Securities and Selected Dealers
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(g)(1)     Custodian Agreement dated November 29, 1989             *
                 between the Registrant and Wilmington Trust Company
                 on behalf of The Crowley Income Portfolio
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(g)(2)     Custodian Agreement dated March 31, 1995 between        *
                 the Registrant and Wilmington Trust Company on
                 behalf of The Crowley Diversified Management
                 Portfolio
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(h)(1)     Shareholder Services Agreement dated August 1, 1993     *
                 between the Registrant and The Crowley Financial
                 Group, Inc. (the "Agreement") on behalf of The
                 Crowley Growth and Income Portfolio (f/k/a "The
                 Crowley Growth Portfolio") and The Crowley Income
                 Portfolio
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(h)(1)(a)  Amendment I dated March 31, 1995 to the Agreement       *
                 on behalf of The Crowley Diversified Management
                 Portfolio
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(h)(1)(b)  Amendment II dated November 25, 1998 to the             *
                 Agreement regarding the deletion of The Crowley
                 Growth and Income Portfolio from the Agreement
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(i)        Opinion of Stradley, Ronon, Stevens & Young,        *
                 LLP dated March 29, 1999
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(j)        Consent of Tait, Weller & Baker, Independent        *
                 Public Accountants dated January 28, 2005
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(l)        Letter of Initial Capital dated December 1, 1989        *
                 from William O. and Elynor K. Cregar
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(p)(1)     Code of Ethics of the Registrant, the Investment        *
                 Adviser, and the Underwriter
---------------- -------------------------------------------------- ------------
---------------- -------------------------------------------------- ------------
EX-99.(p)(2)     Code of Ethics for the Principal Executive Officer      *
                 & Principal Financial Officer of the Registrant
---------------- -------------------------------------------------- ------------

*  Incorporated by reference